Quarterly Holdings Report
for
Fidelity ZERO℠ International Index Fund
January 31, 2022
IID-NPRT1-0422
1.9891456.103
Common Stocks - 96.2%
	Shares	Value ($)
Australia - 4.2%
AGL Energy Ltd.	75,183	379,711
ALS Ltd.	56,711	476,082
Altium Ltd.	13,478	344,553
Alumina Ltd.	269,825	364,608
AMP Ltd. (a)	338,142	210,774
Ampol Ltd.	28,137	596,026
Ansell Ltd.	13,866	263,619
APA Group unit	133,201	903,349
ARB Corp. Ltd.	8,755	288,468
Aristocrat Leisure Ltd.	76,338	2,212,868
ASX Ltd.	22,014	1,305,619
Atlas Arteria Ltd. unit	113,790	528,203
Aurizon Holdings Ltd.	210,838	527,486
AusNet Services	212,589	391,185
Australia & New Zealand Banking Group Ltd.	318,692	6,022,912
Bank of Queensland Ltd.	73,279	398,619
Beach Energy Ltd.	180,885	191,075
Bendigo & Adelaide Bank Ltd.	67,496	412,256
BHP Group Ltd. (b)	334,435	10,725,520
BlueScope Steel Ltd.	54,837	718,740
Boral Ltd.	36,635	152,694
Brambles Ltd.	163,976	1,126,523
Breville Group Ltd.	10,692	217,757
carsales.com Ltd.	31,835	503,543
Challenger Ltd.	61,706	252,061
Charter Hall Group unit	51,698	619,231
Cleanaway Waste Management Ltd.	235,156	480,049
Cochlear Ltd.	7,581	1,039,605
Coles Group Ltd.	151,890	1,745,020
Commonwealth Bank of Australia	193,436	12,900,202
Computershare Ltd.	64,221	890,207
Crown Ltd. (a)	39,015	336,157
CSL Ltd.	54,401	10,077,389
CSR Ltd.	54,480	217,025
Dexus unit	120,437	876,771
Dominos Pizza Enterprises Ltd.	7,332	540,832
Downer EDI Ltd.	72,704	281,236
Endeavour Group Ltd.	148,664	664,025
Evolution Mining Ltd.	199,970	502,411
Fortescue Metals Group Ltd.	192,367	2,701,238
Goodman Group unit	192,892	3,184,979
Harvey Norman Holdings Ltd.	78,917	275,053
IDP Education Ltd.	24,747	517,271
IGO Ltd.	76,586	647,995
Iluka Resources Ltd.	45,668	339,584
Incitec Pivot Ltd.	226,788	531,018
Insurance Australia Group Ltd.	285,490	861,145
JB Hi-Fi Ltd.	13,729	449,204
Lendlease Group unit	80,649	570,716
Lynas Rare Earths Ltd. (a)	100,547	649,443
Macquarie Group Ltd.	40,063	5,236,695
Magellan Financial Group Ltd.	15,507	206,335
Medibank Private Ltd.	318,336	697,561
Metcash Ltd.	111,071	311,720
Mineral Resources Ltd.	19,025	756,072
Mirvac Group unit	443,342	821,586
National Australia Bank Ltd.	371,173	7,161,953
Newcrest Mining Ltd.	91,550	1,420,065
NEXTDC Ltd. (a)	52,991	406,598
Nine Entertainment Co. Holdings Ltd.	158,885	296,517
Northern Star Resources Ltd.	133,397	795,036
Orica Ltd.	46,442	460,126
Origin Energy Ltd.	200,561	802,545
OZ Minerals Ltd.	37,547	651,333
Qantas Airways Ltd. (a)	111,221	380,670
QBE Insurance Group Ltd.	168,689	1,339,330
Qube Holdings Ltd.	208,054	429,355
Ramsay Health Care Ltd.	21,213	946,440
REA Group Ltd.	5,729	593,506
Reliance Worldwide Corp. Ltd.	84,297	311,310
Rio Tinto Ltd.	42,185	3,353,948
Santos Ltd.	349,815	1,781,865
Scentre Group unit	599,456	1,244,559
SEEK Ltd.	39,618	821,012
Seven Group Holdings Ltd.	16,280	251,754
Sonic Healthcare Ltd.	54,666	1,472,172
South32 Ltd.	528,017	1,452,731
Steadfast Group Ltd.	120,014	394,935
Stockland Corp. Ltd. unit	280,800	809,386
Suncorp Group Ltd.	147,561	1,158,929
Sydney Airport unit (a)	149,190	916,940
Tabcorp Holdings Ltd.	247,690	870,279
Telstra Corp. Ltd.	467,913	1,300,762
The GPT Group unit	216,241	766,283
The Star Entertainment Group Ltd. (a)	94,879	231,763
Transurban Group unit	348,295	3,076,917
Treasury Wine Estates Ltd.	81,352	611,461
Vicinity Centres unit	461,082	534,537
Washington H. Soul Pattinson & Co. Ltd.	27,076	525,651
Wesfarmers Ltd.	128,459	4,793,130
Westpac Banking Corp.	415,612	5,994,344
WiseTech Global Ltd.	18,260	594,717
Woodside Petroleum Ltd.	111,074	1,984,782
Woolworths Group Ltd.	137,782	3,361,119
WorleyParsons Ltd. (b)	44,238	364,506
Zip Co. Ltd. (a)(b)	53,292	122,682
TOTAL AUSTRALIA		134,227,974
Austria - 0.2%
Andritz AG	8,532	453,933
BAWAG Group AG (c)	8,098	486,003
CA Immobilien Anlagen AG	4,639	169,284
Erste Group Bank AG	38,653	1,806,663
IMMOFINANZ Immobilien Anlagen AG	10,027	260,115
Lenzing AG (a)	1,487	182,526
Mayr-Melnhof Karton AG	934	181,713
Oesterreichische Post AG	4,147	174,066
OMV AG	16,166	989,431
Raiffeisen International Bank-Holding AG	15,971	448,901
Verbund AG	7,718	817,415
Voestalpine AG	13,161	437,539
Wienerberger AG	13,507	489,049
TOTAL AUSTRIA		6,896,638
Bailiwick of Jersey - 0.6%
Clarivate Analytics PLC (a)	43,263	712,109
Experian PLC	110,120	4,599,481
Ferguson PLC	26,313	4,138,788
Glencore Xstrata PLC	1,238,108	6,450,068
Polymetal International PLC	37,867	544,097
WPP PLC	145,222	2,277,157
TOTAL BAILIWICK OF JERSEY		18,721,700
Belgium - 0.6%
Ackermans & Van Haaren SA	2,534	489,125
Aedifica SA	4,187	503,582
Ageas	20,985	1,010,103
Anheuser-Busch InBev SA NV	98,473	6,207,847
Cofinimmo SA	3,344	493,309
Colruyt NV	6,412	260,454
D'ieteren Group	2,663	463,986
Elia System Operator SA/NV	3,863	521,292
Galapagos NV (a)	5,276	355,523
Groupe Bruxelles Lambert SA	11,929	1,280,016
KBC Groep NV	38,234	3,325,187
Melexis NV	2,112	221,449
Proximus	18,931	386,582
Sofina SA	1,758	699,944
Solvay SA Class A	8,354	1,006,567
Telenet Group Holding NV	4,960	190,407
UCB SA	14,556	1,448,399
Umicore SA	22,965	869,355
Warehouses de Pauw	15,974	687,223
TOTAL BELGIUM		20,420,350
Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	460,000	346,725
China Gas Holdings Ltd.	278,200	472,657
China Resource Gas Group Ltd.	106,000	530,980
China Youzan Ltd. (a)	1,460,000	56,666
Credicorp Ltd. (United States)	7,123	1,020,156
Hiscox Ltd.	40,067	526,656
Hongkong Land Holdings Ltd.	134,739	729,735
Jardine Matheson Holdings Ltd.	28,861	1,704,616
Kunlun Energy Co. Ltd.	468,000	485,338
Man Wah Holdings Ltd.	167,600	259,107
Nine Dragons Paper (Holdings) Ltd.	188,000	187,788
TOTAL BERMUDA		6,320,424
Brazil - 1.0%
Ambev SA	509,400	1,436,078
Americanas SA	65,552	391,453
Armac Locacao Logistica e Servicos SA	28,100	113,562
Atacadao SA	38,500	120,863
B3 SA - Brasil Bolsa Balcao	708,300	1,950,123
Banco Bradesco SA	163,963	580,498
Banco do Brasil SA	159,900	983,472
Banco Inter SA unit	57,160	279,659
BB Seguridade Participacoes SA	88,800	386,967
BR Malls Participacoes SA (a)	96,100	174,280
BRF SA (a)	51,800	217,829
BTG Pactual Participations Ltd. unit	129,400	588,990
CCR SA	116,700	285,701
Centrais Eletricas Brasileiras SA (Electrobras)	40,551	269,495
Cogna Educacao (a)	184,400	89,594
Companhia Brasileira de Aluminio	49,400	161,314
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	37,000	260,319
Companhia Siderurgica Nacional SA (CSN)	74,200	356,880
Compania de Locacao das Americas	33,600	165,972
Cosan SA	137,200	614,159
Cyrela Brazil Realty SA	28,900	95,134
Energisa SA unit	26,800	220,301
Eneva SA (a)	105,500	262,454
ENGIE Brasil Energia SA	27,750	212,694
Equatorial Energia SA	80,200	346,772
GPA	19,900	84,808
Hapvida Participacoes e Investimentos SA (c)	166,400	396,720
Hypermarcas SA	41,300	241,962
JBS SA	79,000	522,045
Klabin SA unit	94,300	441,834
Localiza Rent A Car SA	67,930	749,647
Locaweb Servicos de Internet SA (a)(c)	46,400	84,759
Lojas Renner SA	113,640	601,788
Magazine Luiza SA	294,480	388,196
Natura & Co. Holding SA (a)	102,188	436,841
Notre Dame Intermedica Participacoes SA	58,160	779,833
Oi SA (a)	714,200	143,913
Petro Rio SA (a)	74,800	336,946
Petroleo Brasileiro SA - Petrobras (ON)	434,300	2,884,646
Qualicorp Consultoria E Corret	20,900	72,420
Raia Drogasil SA	125,300	546,496
Rede D'Oregon Sao Luiz SA (c)	82,900	691,913
Rumo SA (a)	132,400	389,463
Sendas Distribuidora SA	84,600	199,627
Sul America SA unit	28,550	136,564
Suzano Papel e Celulose SA	87,753	978,320
Telefonica Brasil SA	50,300	470,595
TIM SA	86,000	214,915
Totvs SA	54,300	297,264
Transmissora Alianca de Energia Eletrica SA unit	21,200	152,390
Ultrapar Participacoes SA	80,900	230,203
Vale SA	455,443	6,936,155
Via S/A (a)	144,686	128,607
Vibra Energia SA	155,600	671,031
Weg SA	162,600	984,768
YDUQS Participacoes SA	26,300	109,507
TOTAL BRAZIL		31,868,739
British Virgin Islands - 0.0%
Nomad Foods Ltd. (a)	18,148	468,218
VK Co. Ltd. GDR (Reg. S) (a)	12,713	102,593
TOTAL BRITISH VIRGIN ISLANDS		570,811
Canada - 7.5%
Agnico Eagle Mines Ltd. (Canada)	28,281	1,350,698
Air Canada (a)	38,257	688,003
Alamos Gold, Inc.	42,064	286,902
Algonquin Power & Utilities Corp.	79,256	1,131,650
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	95,744	3,861,696
AltaGas Ltd.	33,555	689,235
B2Gold Corp. (a)	117,450	423,177
Ballard Power Systems, Inc. (a)	29,068	303,223
Bank of Montreal	73,359	8,303,420
Bank of Nova Scotia	137,589	9,910,435
Barrick Gold Corp. (Canada)	202,640	3,878,560
Bausch Health Cos., Inc. (Canada) (a)	31,818	782,215
BCE, Inc.	33,727	1,761,769
BlackBerry Ltd. (a)	55,890	459,906
Boralex, Inc. Class A	9,306	241,957
Boyd Group Services, Inc.	2,335	353,056
Brookfield Asset Management Reinsurance Partners Ltd.	928	51,782
Brookfield Asset Management, Inc. (Canada) Class A	165,833	9,132,132
Brookfield Renewable Corp.	15,391	526,574
BRP, Inc.	4,434	368,526
CAE, Inc. (a)	37,065	935,992
Cameco Corp.	45,905	892,351
Canadian Apartment Properties (REIT) unit	9,203	404,783
Canadian Imperial Bank of Commerce	51,013	6,405,770
Canadian National Railway Co.	68,866	8,393,509
Canadian Natural Resources Ltd.	133,755	6,803,759
Canadian Pacific Railway Ltd.	105,590	7,554,069
Canadian Tire Ltd. Class A (non-vtg.)	6,373	920,141
Canadian Utilities Ltd. Class A (non-vtg.)	14,080	409,058
Capital Power Corp.	14,093	437,707
Cargojet, Inc.	1,835	260,046
CCL Industries, Inc. Class B	17,006	889,131
Cenovus Energy, Inc. (Canada)	145,218	2,112,324
CGI, Inc. Class A (sub. vtg.) (a)	25,041	2,137,985
Colliers International Group, Inc.	3,798	554,066
Constellation Software, Inc.	2,244	3,864,927
Descartes Systems Group, Inc. (Canada) (a)	9,398	683,733
Dollarama, Inc.	31,875	1,644,716
Element Fleet Management Corp.	47,034	479,165
Emera, Inc.	29,025	1,375,271
Empire Co. Ltd. Class A (non-vtg.)	19,140	590,545
Enbridge, Inc.	229,247	9,691,802
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,891	1,395,977
Finning International, Inc.	18,038	502,904
First Majestic Silver Corp.	28,206	286,465
First Quantum Minerals Ltd.	63,008	1,551,965
FirstService Corp.	4,363	695,698
Fortis, Inc.	53,806	2,555,801
Franco-Nevada Corp.	21,756	2,876,553
George Weston Ltd.	7,951	867,063
Gildan Activewear, Inc.	21,531	857,073
Great-West Lifeco, Inc. (b)	30,826	962,987
Hydro One Ltd. (c)	33,843	874,330
iA Financial Corp, Inc.	12,086	786,401
Imperial Oil Ltd.	24,835	1,016,142
Intact Financial Corp.	19,957	2,704,004
Ivanhoe Mines Ltd. (a)	63,965	547,991
Keyera Corp.	26,653	627,142
Kinaxis, Inc. (a)	3,066	397,689
Kinross Gold Corp.	146,667	792,670
Kirkland Lake Gold Ltd.	30,327	1,142,317
Lightspeed Commerce, Inc. (Canada) (a)	14,897	483,539
Loblaw Companies Ltd.	18,751	1,446,651
Lundin Mining Corp.	74,049	616,905
Magna International, Inc. Class A (sub. vtg.)	32,024	2,580,009
Manulife Financial Corp.	221,860	4,619,938
Metro, Inc.	28,152	1,505,766
National Bank of Canada	38,626	3,090,323
Northland Power, Inc.	25,269	731,740
Nutrien Ltd.	65,121	4,548,198
Nuvei Corp. (a)(c)	7,450	454,039
Onex Corp. (sub. vtg.)	8,514	611,583
Open Text Corp.	31,623	1,513,545
Pan American Silver Corp.	25,178	545,607
Parkland Corp.	17,117	455,143
Pembina Pipeline Corp.	62,997	2,000,204
Power Corp. of Canada (sub. vtg.)	64,656	2,078,310
Premium Brands Holdings Corp.	3,780	356,783
Primo Water Corp.	17,832	297,794
Quebecor, Inc. Class B (sub. vtg.)	20,385	482,062
Restaurant Brands International, Inc.	36,329	2,032,012
Ritchie Bros. Auctioneers, Inc.	12,650	771,051
Rogers Communications, Inc. Class B (non-vtg.)	40,214	2,039,568
Royal Bank of Canada	160,891	18,343,966
Saputo, Inc.	28,278	633,788
Shaw Communications, Inc. Class B	50,568	1,507,313
Shopify, Inc. Class A (a)	12,917	12,467,854
SNC-Lavalin Group, Inc.	19,067	420,444
SSR Mining, Inc.	23,370	384,797
Stantec, Inc.	12,290	651,941
Sun Life Financial, Inc.	65,780	3,725,369
Suncor Energy, Inc.	165,549	4,730,157
TC Energy Corp.	111,163	5,740,266
Teck Resources Ltd. Class B (sub. vtg.)	53,539	1,653,574
TELUS Corp.	50,990	1,199,788
TFI International, Inc. (Canada)	9,463	910,827
The Toronto-Dominion Bank	206,546	16,542,854
Thomson Reuters Corp.	18,730	2,010,696
Tilray Brands, Inc. Class 2 (a)(b)	32,176	191,769
TMX Group Ltd.	6,640	675,466
Toromont Industries Ltd.	9,171	774,068
Tourmaline Oil Corp.	35,202	1,255,048
Waste Connections, Inc. (Canada)	29,731	3,706,464
West Fraser Timber Co. Ltd.	10,879	1,006,980
Wheaton Precious Metals Corp.	51,467	2,075,037
WSP Global, Inc.	8,529	1,137,289
Yamana Gold, Inc.	112,857	466,113
TOTAL CANADA		238,859,576
Cayman Islands - 5.5%
AAC Technology Holdings, Inc.	77,500	235,319
Airtac International Group	15,650	549,891
Akeso, Inc. (a)(c)	52,000	141,248
Alchip Technologies Ltd.	8,000	277,761
Alibaba Group Holding Ltd. sponsored ADR (a)	209,253	26,321,935
Anta Sports Products Ltd.	129,600	1,945,979
ASM Pacific Technology Ltd.	32,800	328,163
Autohome, Inc. ADR Class A	5,533	184,360
Baidu, Inc. sponsored ADR (a)	32,351	5,167,749
BeiGene Ltd. ADR (a)	6,004	1,456,450
Bilibili, Inc. ADR (a)(b)	24,147	852,148
BizLink Holding, Inc.	13,000	141,731
Chailease Holding Co. Ltd.	158,949	1,459,088
China Conch Venture Holdings Ltd.	182,500	867,547
China Feihe Ltd. (c)	346,000	479,820
China Literature Ltd. (a)(c)	51,200	310,086
China Mengniu Dairy Co. Ltd.	312,000	1,844,115
China Resources Land Ltd.	326,000	1,575,760
China Resources Mixc Lifestyle Services Ltd. (c)	63,555	373,557
CIFI Holdings Group Co. Ltd.	487,976	318,791
CK Asset Holdings Ltd.	224,829	1,500,825
CK Hutchison Holdings Ltd.	308,000	2,189,056
Country Garden Holdings Co. Ltd.	793,120	651,434
Country Garden Services Holdings Co. Ltd.	220,000	1,299,587
Daqo New Energy Corp. ADR (a)	6,262	251,231
ENN Energy Holdings Ltd.	86,500	1,377,104
ESR Cayman Ltd. (a)(c)	161,400	547,259
Futu Holdings Ltd. ADR (a)(b)	6,585	284,801
Gaotu Techedu, Inc. ADR (a)(b)	11,891	22,236
GDS Holdings Ltd. ADR (a)(b)	12,874	564,911
Geely Automobile Holdings Ltd.	576,000	1,246,900
General Interface Solution Holding Ltd.	22,000	76,893
Hansoh Pharmaceutical Group Co. Ltd. (c)	118,000	243,247
Hello Group, Inc. ADR	18,129	176,395
Hengan International Group Co. Ltd.	76,000	371,512
Himax Technologies, Inc. sponsored ADR (b)	14,808	160,963
Huazhu Group Ltd. ADR (a)	16,708	660,300
Hutchison China Meditech Ltd. sponsored ADR (a)	12,253	333,772
Innovent Biologics, Inc. (a)(c)	107,500	455,242
iQIYI, Inc. ADR (a)	35,401	144,436
JD.com, Inc.:
Class A (a)	31,838	1,206,705
sponsored ADR (a)	102,023	7,639,482
JOYY, Inc. ADR	6,031	304,927
KE Holdings, Inc. ADR (a)	57,178	1,245,909
Kingboard Chemical Holdings Ltd.	77,500	374,149
Kingdee International Software Group Co. Ltd. (a)	301,000	689,694
Kingsoft Corp. Ltd.	111,200	499,718
Kuaishou Technology Class B (c)	168,000	1,920,368
Li Ning Co. Ltd.	265,000	2,585,871
Longfor Properties Co. Ltd. (c)	177,000	1,061,793
Meituan Class B (a)(c)	458,500	13,679,046
Melco Crown Entertainment Ltd. sponsored ADR (a)	21,847	230,704
Microport Scientific Corp.	74,900	215,882
Ming Yuan Cloud Group Holdings Ltd.	75,000	154,643
Minth Group Ltd.	78,000	360,708
NetEase, Inc. ADR	42,513	4,394,144
New Oriental Education & Technology Group, Inc. sponsored ADR	161,595	231,081
NIO, Inc. sponsored ADR (a)	155,229	3,804,663
PagSeguro Digital Ltd. (a)(b)	22,229	502,820
Parade Technologies Ltd.	8,000	591,102
Pinduoduo, Inc. ADR (a)	49,920	2,987,213
Ping An Healthcare and Technology Co. Ltd. (a)(c)	53,100	169,428
Pop Mart International Group Ltd. (c)	80,800	402,226
RLX Technology, Inc. ADR (b)	76,338	255,732
Sands China Ltd. (a)	279,200	778,536
Sapiens International Corp. NV	3,012	95,725
Sea Ltd. ADR (a)	37,360	5,615,582
Shenzhou International Group Holdings Ltd.	90,800	1,684,790
Shimao Property Holdings Ltd.	137,500	101,337
Silicon Motion Tech Corp. sponsored ADR	3,871	305,809
Sino Biopharmaceutical Ltd.	1,116,500	769,998
SITC International Holdings Co. Ltd.	149,000	567,926
Smoore International Holdings Ltd. (c)	186,000	800,326
StoneCo Ltd. Class A (a)	25,623	399,206
Sunac China Holdings Ltd.	317,000	390,646
Sunac Services Holdings Ltd. (c)	96,000	109,214
Sunny Optical Technology Group Co. Ltd.	81,600	2,106,713
TAL Education Group ADR (a)	45,794	130,971
Tencent Holdings Ltd.	686,000	42,986,325
Tencent Music Entertainment Group ADR (a)	64,149	396,441
Tingyi (Cayman Islands) Holding Corp.	220,000	455,793
Trip.com Group Ltd. ADR (a)	53,082	1,412,512
Vipshop Holdings Ltd. ADR (a)	39,158	364,561
Vnet Group, Inc. ADR (a)	11,348	112,572
Want Want China Holdings Ltd.	665,000	652,443
Weibo Corp. sponsored ADR (a)	5,826	201,871
Weimob, Inc. (a)(c)	207,000	156,369
WH Group Ltd. (c)	886,000	592,743
Wharf Real Estate Investment Co. Ltd.	180,000	856,086
Wuxi Biologics (Cayman), Inc. (a)(c)	372,000	3,728,469
Xinyi Glass Holdings Ltd.	286,000	758,176
Xinyi Solar Holdings Ltd.	523,097	839,187
XP, Inc.:
BDR (a)	11,574	384,703
Class A (a)	15,353	511,408
XPeng, Inc. ADR (a)	35,927	1,260,678
Yadea Group Holdings Ltd. (c)	110,000	156,639
Yihai International Holding Ltd.	45,000	192,104
Zai Lab Ltd. ADR (a)	8,508	422,592
Zhen Ding Technology Holding Ltd.	70,000	241,490
Zhongsheng Group Holdings Ltd. Class H	64,500	495,497
ZTO Express, Inc. sponsored ADR	50,543	1,518,312
TOTAL CAYMAN ISLANDS		175,451,360
Chile - 0.1%
Aguas Andinas SA	301,284	72,243
Banco de Chile	4,961,688	496,463
Banco de Credito e Inversiones	6,133	222,135
Banco Santander Chile	6,598,380	327,148
CAP SA (a)	7,719	86,664
Cencosud SA	143,222	263,809
Colbun SA (a)	813,774	67,279
Compania Cervecerias Unidas SA	13,711	113,784
Empresa Nacional de Telecomunicaciones SA (ENTEL)	11,288	46,803
Empresas CMPC SA	122,265	224,413
Empresas COPEC SA	40,400	339,053
Enel Americas SA	2,017,632	237,437
Enel Chile SA	2,317,053	90,775
Falabella SA	78,728	280,215
Parque Arauco SA (a)	74,549	86,119
TOTAL CHILE		2,954,340
China - 1.6%
Agricultural Bank of China Ltd. (H Shares)	3,401,000	1,293,995
Anhui Conch Cement Co. Ltd. (H Shares)	132,500	700,862
Bank of China Ltd. (H Shares)	8,668,000	3,378,725
Bank of Communications Co. Ltd. (H Shares)	2,423,000	1,625,208
BYD Co. Ltd. (H Shares)	91,207	2,697,636
China CITIC Bank Corp. Ltd. (H Shares)	1,009,000	481,389
China Construction Bank Corp. (H Shares)	11,713,000	8,987,954
China International Capital Corp. Ltd. (H Shares) (c)	172,800	470,711
China Life Insurance Co. Ltd. (H Shares)	843,000	1,481,909
China Longyuan Power Grid Corp. Ltd. (H Shares)	372,000	758,988
China Merchants Bank Co. Ltd. (H Shares)	427,500	3,573,100
China Minsheng Banking Corp. Ltd. (H Shares)	716,000	285,370
China National Building Materials Co. Ltd. (H Shares)	518,000	672,806
China Pacific Insurance (Group) Co. Ltd. (H Shares)	300,200	913,869
China Petroleum & Chemical Corp. (H Shares)	2,892,000	1,514,222
China Shenhua Energy Co. Ltd. (H Shares)	377,000	927,287
China Tower Corp. Ltd. (H Shares) (c)	4,778,000	577,177
China Vanke Co. Ltd. (H Shares)	192,600	497,919
CITIC Securities Co. Ltd.:
rights 2/23/22 (a)	27,375	10,814
(H Shares)	182,500	488,702
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	66,400	359,570
Great Wall Motor Co. Ltd. (H Shares)	354,500	961,790
Guangzhou Automobile Group Co. Ltd. (H Shares)	310,000	304,508
Haier Smart Home Co. Ltd.	262,800	1,053,577
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (c)	14,200	148,757
Industrial & Commercial Bank of China Ltd. (H Shares)	7,439,000	4,506,886
New China Life Insurance Co. Ltd. (H Shares)	95,100	271,247
Nongfu Spring Co. Ltd. (H Shares) (c)	197,000	1,192,756
PetroChina Co. Ltd. (H Shares)	2,348,000	1,164,354
PICC Property & Casualty Co. Ltd. (H Shares)	778,000	724,903
Ping An Insurance Group Co. of China Ltd. (H Shares)	677,500	5,376,521
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	1,038,000	864,810
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	284,000	350,000
Sinopharm Group Co. Ltd. (H Shares)	142,000	317,625
Tsingtao Brewery Co. Ltd. (H Shares)	52,000	467,998
Weichai Power Co. Ltd. (H Shares)	235,000	426,438
WuXi AppTec Co. Ltd. (H Shares) (c)	41,284	592,148
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	60,200	317,958
Zijin Mining Group Co. Ltd. (H Shares)	634,000	823,065
TOTAL CHINA		51,563,554
Colombia - 0.0%
Bancolombia SA	36,729	367,496
Grupo de Inversiones Suramerica SA (d)	28,977	200,017
Interconexion Electrica SA ESP	49,603	296,529
TOTAL COLOMBIA		864,042
Czech Republic - 0.0%
CEZ A/S	18,385	681,599
Komercni Banka A/S	8,105	358,483
MONETA Money Bank A/S (c)	43,521	187,771
TOTAL CZECH REPUBLIC		1,227,853
Denmark - 1.5%
A.P. Moller - Maersk A/S:
Series A	378	1,266,396
Series B	639	2,295,381
Ambu A/S Series B	18,567	393,416
Ascendis Pharma A/S sponsored ADR (a)	5,603	681,549
Carlsberg A/S Series B	11,387	1,843,905
Chr. Hansen Holding A/S	11,785	945,104
Coloplast A/S Series B	13,476	1,959,710
Danske Bank A/S	77,510	1,504,566
Demant A/S (a)	11,143	493,004
DSV A/S	24,188	4,914,535
Genmab A/S (a)	7,532	2,564,870
GN Store Nord A/S	15,920	963,382
Novo Nordisk A/S Series B	187,031	18,603,657
Novozymes A/S Series B	23,819	1,635,114
ORSTED A/S (c)	21,615	2,302,970
Pandora A/S	11,441	1,244,091
Royal Unibrew A/S	4,568	525,162
SimCorp A/S	4,658	434,313
Tryg A/S	40,214	952,904
Vestas Wind Systems A/S	114,963	3,110,944
TOTAL DENMARK		48,634,973
Egypt - 0.0%
Commercial International Bank SAE	207,481	678,044
Finland - 0.9%
Elisa Corp. (A Shares)	16,700	980,988
Fortum Corp.	49,677	1,352,194
Huhtamaki Oyj	10,826	426,801
Kesko Oyj	30,573	965,593
Kojamo OYJ	16,232	372,133
Kone OYJ (B Shares)	45,885	2,971,703
Metso Outotec Oyj	80,990	868,586
Neste Oyj	49,163	2,217,228
Nokia Corp. (a)	614,011	3,661,732
Nokian Tyres PLC	14,276	482,671
Nordea Bank ABP	397,870	4,725,776
Orion Oyj (B Shares)	12,940	526,176
Sampo Oyj (A Shares)	56,754	2,816,862
Stora Enso Oyj (R Shares)	70,252	1,430,123
TietoEVRY Oyj	11,426	339,998
UPM-Kymmene Corp.	60,188	2,193,642
Valmet Corp.	15,627	596,863
Wartsila Corp.	54,498	672,855
TOTAL FINLAND		27,601,924
France - 6.2%
Air Liquide SA	53,576	9,164,674
Alstom SA	34,084	1,104,994
Arkema SA	7,364	1,088,901
Atos Origin SA	10,961	392,918
AXA SA	231,955	7,346,244
BNP Paribas SA	130,295	9,301,683
Bouygues SA	24,488	863,620
Bureau Veritas SA	32,331	925,066
Capgemini SA	17,798	4,001,280
Carrefour SA	69,294	1,318,776
Compagnie de St. Gobain	60,373	4,085,288
Compagnie Generale des Etablissements Michelin SCA Series B	20,194	3,378,938
Credit Agricole SA	156,402	2,352,981
Danone SA	77,986	4,862,513
Dassault Systemes SA	78,384	3,790,523
Edenred SA	28,721	1,233,635
Eiffage SA	9,126	958,898
ENGIE	201,988	3,106,940
EssilorLuxottica SA	34,073	6,446,114
Faurecia SA	14,593	633,320
Gecina SA	6,132	832,065
Hermes International SCA	3,950	5,930,604
Kering SA	8,373	6,252,664
L'Oreal SA	27,778	11,865,280
Legrand SA	30,483	3,102,349
LVMH Moet Hennessy Louis Vuitton SE	30,313	24,898,415
Orange SA	215,371	2,530,061
Orpea	6,543	287,265
Pernod Ricard SA	22,873	4,892,520
Publicis Groupe SA	27,137	1,838,828
Renault SA (a)	24,281	964,986
Safran SA	39,844	4,823,882
Sanofi SA	130,514	13,646,810
Sartorius Stedim Biotech	2,761	1,210,730
Schneider Electric SA	64,585	10,940,403
Societe Generale Series A	89,971	3,339,752
Sodexo SA	9,240	859,353
Teleperformance	6,693	2,520,511
Thales SA	12,267	1,131,599
Total SA	281,202	15,991,242
Ubisoft Entertainment SA (a)	10,528	604,144
Valeo SA	25,480	713,150
Veolia Environnement SA	73,895	2,669,441
VINCI SA	58,958	6,462,184
Vivendi SA	92,709	1,214,985
Worldline SA (a)(c)	28,546	1,383,630
TOTAL FRANCE		197,264,159
Germany - 4.9%
adidas AG	21,185	5,813,531
Allianz SE	46,634	11,973,404
BASF AG	104,077	7,971,143
Bayer AG	111,820	6,793,496
Bayerische Motoren Werke AG (BMW)	35,941	3,804,100
Bechtle AG	9,297	558,214
Beiersdorf AG	11,076	1,101,658
Brenntag SE	17,630	1,510,472
Carl Zeiss Meditec AG	4,041	649,875
Commerzbank AG (a)	114,731	990,737
Continental AG (a)	12,454	1,207,417
Covestro AG (c)	22,300	1,337,844
Daimler AG (Germany)	94,505	7,540,905
Daimler Truck Holding AG (a)	47,471	1,685,251
Delivery Hero AG (a)(c)	21,751	1,678,959
Deutsche Bank AG (a)	235,342	3,276,789
Deutsche Borse AG	21,473	3,816,878
Deutsche Post AG	112,226	6,753,829
Deutsche Telekom AG	385,063	7,269,598
Deutsche Wohnen SE (Bearer)	5,475	223,059
E.ON AG	253,929	3,502,310
Evonik Industries AG	21,488	701,018
Evotec OAI AG (a)	17,371	702,912
Fresenius Medical Care AG & Co. KGaA	22,702	1,543,586
Fresenius SE & Co. KGaA	46,984	1,939,516
GEA Group AG	18,792	887,831
Hannover Reuck SE	6,722	1,356,110
HeidelbergCement AG	17,040	1,185,789
HelloFresh AG (a)	19,914	1,325,889
Henkel AG & Co. KGaA	11,860	937,071
Infineon Technologies AG	148,486	6,166,290
KION Group AG	8,087	747,669
Knorr-Bremse AG	7,383	748,560
Lanxess AG	9,541	580,906
LEG Immobilien AG	8,375	1,111,017
Merck KGaA	14,711	3,226,097
MTU Aero Engines AG	6,172	1,313,335
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,864	5,022,304
Puma AG	11,896	1,272,307
Rational AG	576	482,870
Rheinmetall AG	5,200	543,659
RWE AG	77,163	3,254,910
SAP SE	123,852	15,538,616
Scout24 AG (c)	9,242	552,158
Siemens AG	90,658	14,393,879
Siemens Healthineers AG (c)	31,871	2,048,103
Symrise AG	15,103	1,804,799
TAG Immobilien AG	15,853	418,651
TeamViewer AG (a)(c)	16,619	251,114
Thyssenkrupp AG	45,684	470,166
United Internet AG	12,200	478,443
Vitesco Technologies Group AG (a)	2,175	107,675
Vonovia SE	88,258	5,026,804
Zalando SE (a)(c)	22,252	1,766,094
TOTAL GERMANY		157,365,617
Greece - 0.1%
Alpha Bank SA (a)	207,285	313,695
Eurobank Ergasias Services and Holdings SA (a)	281,240	318,083
Hellenic Telecommunications Organization SA	28,093	546,053
Jumbo SA	11,518	171,322
Motor Oil (HELLAS) Corinth Refineries SA	5,938	95,093
Mytilineos SA	10,462	178,969
National Bank of Greece SA (a)	62,666	246,644
OPAP SA	22,678	336,836
Public Power Corp. of Greece (a)	24,097	234,565
Terna Energy SA	6,405	93,418
TOTAL GREECE		2,534,678
Hong Kong - 1.5%
AIA Group Ltd.	1,373,200	14,335,950
Bank of East Asia Ltd.	152,987	261,104
BOC Hong Kong (Holdings) Ltd.	408,000	1,575,427
BYD Electronic International Co. Ltd.	70,000	211,713
China Evergrande New Energy Vehicle Group Ltd. (a)	366,500	171,462
China Overseas Land and Investment Ltd.	427,500	1,261,757
China Resources Beer Holdings Co. Ltd.	180,000	1,343,859
China Taiping Insurance Group Ltd.	149,200	211,082
CLP Holdings Ltd.	189,000	1,891,419
CSPC Pharmaceutical Group Ltd.	948,160	1,152,384
Fosun International Ltd.	287,000	325,643
Galaxy Entertainment Group Ltd. (a)	230,000	1,331,991
Guangdong Investment Ltd.	332,000	474,240
Hang Lung Properties Ltd.	200,000	427,885
Hang Seng Bank Ltd.	82,500	1,633,320
Henderson Land Development Co. Ltd.	148,500	649,420
Hong Kong & China Gas Co. Ltd.	1,225,393	1,888,647
Hong Kong Exchanges and Clearing Ltd.	135,353	7,725,372
Lenovo Group Ltd.	786,000	851,795
Link (REIT)	235,400	2,021,030
MTR Corp. Ltd.	175,113	947,857
New World Development Co. Ltd.	163,000	665,417
Power Assets Holdings Ltd.	156,000	958,560
Sino Land Ltd.	347,192	449,855
Sun Hung Kai Properties Ltd.	174,500	2,128,990
Techtronic Industries Co. Ltd.	196,500	3,242,270
Vitasoy International Holdings Ltd.	102,000	199,168
Wharf Holdings Ltd.	157,000	536,557
TOTAL HONG KONG		48,874,174
Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	67,740	588,714
OTP Bank PLC (a)	25,500	1,474,747
Richter Gedeon PLC	14,212	374,583
TOTAL HUNGARY		2,438,044
India - 3.0%
Adani Green Energy Ltd. (a)	44,479	1,129,882
Adani Ports & Special Economic Zone Ltd.	82,415	798,189
Apollo Hospitals Enterprise Ltd.	11,195	673,071
Asian Paints Ltd.	51,086	2,166,177
Aurobindo Pharma Ltd.	34,059	290,978
Avenue Supermarts Ltd. (a)(c)	16,934	939,546
Axis Bank Ltd. (a)	258,300	2,706,767
Bajaj Auto Ltd.	7,984	383,197
Bajaj Finance Ltd.	30,149	2,857,227
Bajaj Finserv Ltd.	4,353	923,536
Bharat Petroleum Corp. Ltd.	113,246	606,797
Bharti Airtel Ltd. (a)	275,160	2,704,287
Britannia Industries Ltd.	13,340	634,694
Cipla Ltd./India (a)	59,412	754,698
Coal India Ltd.	238,513	513,605
Divi's Laboratories Ltd.	14,563	791,293
Dr. Reddy's Laboratories Ltd.	13,836	800,359
Eicher Motors Ltd.	15,839	565,986
HCL Technologies Ltd.	123,210	1,829,676
HDFC Standard Life Insurance Co. Ltd. (c)	102,959	863,648
Hero Motocorp Ltd.	14,896	547,646
Hindalco Industries Ltd.	163,726	1,086,059
Hindustan Unilever Ltd.	101,020	3,090,848
Housing Development Finance Corp. Ltd.	205,270	7,008,351
ICICI Bank Ltd.	582,382	6,260,532
Indian Oil Corp. Ltd.	286,564	485,109
Info Edge India Ltd.	8,274	548,001
Infosys Ltd.	414,952	9,768,979
ITC Ltd.	327,085	972,025
JSW Steel Ltd.	109,748	935,581
Kotak Mahindra Bank Ltd. (a)	123,963	3,109,072
Larsen & Toubro Ltd.	78,125	2,014,604
Mahindra & Mahindra Ltd.	109,243	1,307,457
Maruti Suzuki India Ltd.	15,086	1,748,867
NTPC Ltd.	544,964	1,045,731
Oil & Natural Gas Corp. Ltd.	416,329	974,110
Power Grid Corp. of India Ltd.	390,729	1,133,157
Reliance Industries Ltd.	391,024	12,609,489
Shriram Transport Finance Co. Ltd.	22,546	374,603
State Bank of India	202,673	1,476,909
Sun Pharmaceutical Industries Ltd.	124,266	1,396,946
Tata Consultancy Services Ltd.	117,021	5,896,379
Tata Consumer Products Ltd.	69,103	677,024
Tata Motors Ltd. (a)	200,455	1,383,805
Tata Steel Ltd.	89,090	1,314,500
Tech Mahindra Ltd.	70,659	1,411,357
Titan Co. Ltd.	47,295	1,508,999
Ultratech Cement Ltd.	13,185	1,282,233
UPL Ltd. (a)	62,568	655,939
Vedanta Ltd.	145,084	633,266
Wipro Ltd.	167,434	1,293,546
TOTAL INDIA		96,884,737
Indonesia - 0.4%
Perusahaan Gas Negara Tbk PT Series B (a)	1,088,200	105,327
PT ACE Hardware Indonesia Tbk	792,800	68,271
PT Adaro Energy Tbk	1,612,500	252,488
PT Aneka Tambang Tbk	820,200	102,327
PT Astra International Tbk	2,326,000	890,223
PT Bank Central Asia Tbk	6,287,900	3,344,517
PT Bank Mandiri (Persero) Tbk	2,157,400	1,130,496
PT Bank Negara Indonesia (Persero) Tbk	878,400	450,835
PT Bank Rakyat Indonesia (Persero) Tbk	7,337,453	2,088,499
PT Barito Pacific Tbk	2,942,400	182,820
PT Bukalapak.com Tbk (a)	6,358,300	158,748
PT Bukit Asam Tbk	455,700	90,746
PT Bumi Serpong Damai Tbk (a)	888,000	56,350
PT Charoen Pokphand Indonesia Tbk	872,600	383,423
PT Ciputra Development Tbk	865,900	52,916
PT Gudang Garam Tbk	46,600	99,454
PT Indah Kiat Pulp & Paper Tbk	288,000	153,160
PT Indocement Tunggal Prakarsa Tbk	181,400	138,966
PT Indofood CBP Sukses Makmur Tbk	207,100	125,906
PT Indofood Sukses Makmur Tbk	499,900	220,455
PT Jasa Marga Tbk (a)	273,900	62,816
PT Kalbe Farma Tbk	2,388,000	272,807
PT Merdeka Copper Gold Tbk (a)	1,405,600	359,332
PT Mitra Keluarga Karyasehat Tbk	652,600	114,662
PT Pabrik Kertas Tjiwi Kimia Tbk	148,500	72,861
PT Sarana Menara Nusantara Tbk	2,510,400	179,425
PT Semen Gresik (Persero) Tbk	324,400	152,783
PT Surya Citra Media Tbk (a)	2,965,500	60,453
PT Telkom Indonesia Persero Tbk	5,459,300	1,598,896
PT Tower Bersama Infrastructure Tbk	1,023,600	206,143
PT United Tractors Tbk	161,500	261,120
PT Vale Indonesia Tbk	240,100	79,424
PT XL Axiata Tbk	391,600	90,918
TOTAL INDONESIA		13,607,567
Ireland - 0.6%
Bank of Ireland Group PLC (a)	104,148	701,944
CRH PLC	87,858	4,409,628
DCC PLC (United Kingdom)	11,214	942,913
Flutter Entertainment PLC (a)	6,613	1,007,647
Flutter Entertainment PLC (Ireland) (a)	10,892	1,657,149
ICON PLC (a)	9,294	2,469,602
James Hardie Industries PLC CDI	50,973	1,715,508
Kerry Group PLC Class A	17,546	2,210,754
Kingspan Group PLC (Ireland)	17,545	1,688,831
Ryanair Holdings PLC sponsored ADR (a)	9,934	1,108,833
Smurfit Kappa Group PLC	29,274	1,542,904
TOTAL IRELAND		19,455,713
Isle of Man - 0.1%
Entain PLC (a)	66,911	1,448,580
NEPI Rockcastle PLC	57,196	388,948
TOTAL ISLE OF MAN		1,837,528
Israel - 0.6%
Airport City Ltd. (a)	7,413	179,623
Alony Hetz Properties & Investments Ltd.	16,190	300,743
Amot Investments Ltd.	26,702	225,230
Azrieli Group	3,950	355,393
Bank Hapoalim BM (Reg.)	138,808	1,432,633
Bank Leumi le-Israel BM	168,440	1,795,934
Bezeq The Israel Telecommunication Corp. Ltd. (a)	223,979	383,299
Check Point Software Technologies Ltd. (a)	12,004	1,452,604
Clal Insurance Enterprises Holdings Ltd. (a)	6,585	153,735
Cognyte Software Ltd. (a)	7,478	81,136
Compugen Ltd. (a)(b)	9,501	33,729
CyberArk Software Ltd. (a)	4,512	618,821
Danel Adir Yeoshua Ltd.	521	123,790
Elbit Systems Ltd. (Israel)	2,780	461,870
Electra Israel Ltd.	220	159,853
Energix-Renewable Energies Ltd.	28,320	112,639
Enlight Renewable Energy Ltd. (a)	113,622	255,572
First International Bank of Israel	5,750	237,964
Formula Systems (1985) Ltd.	897	100,344
Gav-Yam Lands Corp. Ltd.	6,086	77,099
Global-e Online Ltd. (a)(b)	2,903	103,666
Harel Insurance Investments and Financial Services Ltd.	12,544	144,763
Icl Group Ltd.	76,541	686,727
InMode Ltd. (a)	5,227	252,098
Israel Corp. Ltd. (Class A) (a)	463	187,502
Israel Discount Bank Ltd. (Class A)	133,072	887,035
Kornit Digital Ltd. (a)	5,084	534,125
Melisron Ltd. (a)	2,411	210,983
Mivne Real Estate KD Ltd.	61,764	263,220
Mizrahi Tefahot Bank Ltd.	16,782	645,217
Nano Dimension Ltd. ADR (a)(b)	24,907	91,409
NICE Systems Ltd. (a)	7,246	1,847,325
Nova Ltd. (a)	3,119	359,650
Paz Oil Co. Ltd. (a)	1,113	157,066
Plus500 Ltd.	12,784	253,840
Radware Ltd. (a)	4,165	140,069
Reit 1 Ltd.	21,377	154,786
Shapir Engineering and Industry Ltd.	14,576	140,124
Shikun & Binui Ltd. (a)	22,653	145,562
Shufersal Ltd.	27,490	257,930
Strauss Group Ltd.	5,558	184,014
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	128,421	1,082,589
The Phoenix Holdings Ltd.	17,688	209,826
Tower Semiconductor Ltd. (a)	11,877	404,105
Wix.com Ltd. (a)	6,646	873,085
TOTAL ISRAEL		18,758,727
Italy - 1.3%
A2A SpA	168,736	320,528
Amplifon SpA	10,935	464,804
Assicurazioni Generali SpA	136,873	2,880,458
Atlantia SpA (a)	58,500	1,085,484
Azimut Holding SpA	11,889	319,803
Banco BPM SpA	171,397	534,340
Buzzi Unicem SpA	9,677	202,066
DiaSorin SpA	2,085	321,427
Enel SpA	876,978	6,749,750
Eni SpA	284,822	4,278,365
FinecoBank SpA	70,405	1,183,667
Hera SpA	97,238	404,255
Infrastrutture Wireless Italiane SpA (c)	38,207	411,963
Interpump Group SpA	9,347	577,211
Intesa Sanpaolo SpA	1,931,839	5,741,118
Italgas SpA	56,243	373,140
Iveco Group NV (a)	22,109	236,866
Leonardo SpA (a)	43,691	315,571
Mediobanca SpA	81,008	928,078
Moncler SpA	24,219	1,554,365
Nexi SpA (a)(c)	52,608	769,522
Pirelli & C. SpA (c)	47,937	338,926
Poste Italiane SpA (c)	50,718	680,768
Prada SpA	57,200	349,769
Prysmian SpA	31,450	1,060,542
Recordati SpA	11,270	631,351
Reply SpA	2,541	427,017
Snam Rete Gas SpA	229,482	1,285,944
Telecom Italia SpA	1,251,068	589,603
Telecom Italia SpA (Risparmio Shares)	543,199	242,575
Terna - Rete Elettrica Naziona	158,645	1,246,539
UniCredit SpA	253,327	4,026,230
TOTAL ITALY		40,532,045
Japan - 16.0%
ACOM Co. Ltd.	44,700	125,455
Activia Properties, Inc.	80	270,788
Advance Residence Investment Corp.	163	480,572
Advantest Corp.	22,900	1,949,078
Aeon (REIT) Investment Corp.	176	223,855
AEON Co. Ltd.	99,800	2,274,158
AGC, Inc.	26,100	1,197,870
Aica Kogyo Co. Ltd.	8,200	225,917
Ain Holdings, Inc.	3,700	190,183
Air Water, Inc.	24,600	374,964
Aisin Seiki Co. Ltd.	20,200	733,523
Ajinomoto Co., Inc.	62,800	1,752,214
Alfresa Holdings Corp.	24,500	349,342
Alps Electric Co. Ltd.	23,200	253,030
Amada Co. Ltd.	42,000	406,623
Ana Holdings, Inc. (a)(b)	19,800	418,131
Anritsu Corp.	16,400	226,466
Aozora Bank Ltd.	14,300	321,506
As One Corp.	3,400	168,460
Asahi Group Holdings	57,900	2,363,519
ASAHI INTECC Co. Ltd.	26,900	458,940
Asahi Kasei Corp.	160,500	1,585,407
Asics Corp.	21,000	407,728
Astellas Pharma, Inc.	212,200	3,425,030
Azbil Corp.	14,800	581,310
Bandai Namco Holdings, Inc.	25,600	1,799,376
Bank of Kyoto Ltd.	8,200	382,306
BayCurrent Consulting, Inc.	1,600	607,230
Benefit One, Inc.	8,100	246,348
Bic Camera, Inc.	19,500	170,328
Bridgestone Corp.	68,600	3,004,080
Brother Industries Ltd.	30,800	567,215
Calbee, Inc.	12,500	287,722
Canon, Inc.	117,800	2,786,056
Capcom Co. Ltd.	19,100	461,088
Casio Computer Co. Ltd.	24,500	306,419
Central Japan Railway Co.	23,400	3,070,328
Chiba Bank Ltd.	88,800	574,063
Chubu Electric Power Co., Inc.	79,400	795,263
Chugai Pharmaceutical Co. Ltd.	72,900	2,367,776
Chugoku Electric Power Co., Inc.	39,500	310,455
Coca-Cola West Co. Ltd.	16,300	191,205
COMSYS Holdings Corp.	13,500	321,222
Concordia Financial Group Ltd.	143,900	591,336
Cosmos Pharmaceutical Corp.	2,400	299,724
CyberAgent, Inc.	45,700	532,872
Dai Nippon Printing Co. Ltd.	30,900	741,759
Dai-ichi Mutual Life Insurance Co.	126,900	2,856,451
Daicel Chemical Industries Ltd.	31,600	233,094
Daifuku Co. Ltd.	14,700	1,020,544
Daiichi Sankyo Kabushiki Kaisha	208,100	4,676,007
Daikin Industries Ltd.	33,300	6,991,142
Daio Paper Corp.	14,800	240,794
Daito Trust Construction Co. Ltd.	7,700	882,932
Daiwa House Industry Co. Ltd.	76,000	2,217,921
Daiwa House REIT Investment Corp.	241	717,931
Daiwa Office Investment Corp.	31	194,237
Daiwa Securities Group, Inc.	169,800	1,023,164
Daiwa Securities Living Invest	270	264,206
Denka Co. Ltd.	9,500	334,574
DENSO Corp.	58,900	4,395,926
Dentsu Group, Inc.	29,000	1,004,322
Dic Corp.	10,100	259,119
Disco Corp.	3,300	907,347
Dmg Mori Co. Ltd.	14,000	222,149
Dowa Holdings Co. Ltd.	7,000	303,477
East Japan Railway Co.	43,000	2,455,424
Ebara Corp.	9,600	470,512
Eisai Co. Ltd.	34,100	1,707,900
Electric Power Development Co. Ltd.	20,100	263,759
ENEOS Holdings, Inc.	367,600	1,464,013
Exeo Group, Inc.	11,400	231,693
Ezaki Glico Co. Ltd.	6,300	204,260
Fancl Corp.	8,800	224,123
FANUC Corp.	21,800	4,310,914
Fast Retailing Co. Ltd.	7,500	4,413,486
Food & Life Companies Ltd.	13,300	398,496
FP Corp.	6,000	192,720
Freee KK (a)	4,100	162,081
Frontier Real Estate Investment Corp.	54	227,869
Fuji Corp.	10,300	237,755
Fuji Electric Co. Ltd.	16,700	892,553
FUJIFILM Holdings Corp.	45,600	3,056,843
Fujitsu Ltd.	20,900	2,762,946
Fukuoka Financial Group, Inc.	20,700	406,531
Furukawa Electric Co. Ltd.	9,100	187,182
GLP J-REIT	510	820,903
GMO Internet, Inc.	6,800	145,490
GMO Payment Gateway, Inc.	4,800	421,209
GOLDWIN, Inc.	4,500	233,577
GS Yuasa Corp.	8,900	190,405
Hakuhodo DY Holdings, Inc.	34,500	528,462
Hamamatsu Photonics K.K.	16,300	833,930
Hankyu Hanshin Holdings, Inc.	27,300	795,016
Harmonic Drive Systems, Inc.	5,300	209,629
Haseko Corp.	23,600	299,663
Hikari Tsushin, Inc.	2,200	264,143
Hino Motors Ltd.	31,400	272,942
Hirose Electric Co. Ltd.	3,700	551,514
Hisamitsu Pharmaceutical Co., Inc.	9,600	292,491
Hitachi Construction Machinery Co. Ltd.	11,700	297,500
Hitachi Ltd.	110,000	5,717,364
Hitachi Metals Ltd. (a)	22,600	407,539
Honda Motor Co. Ltd.	194,600	5,731,512
Horiba Ltd.	4,800	258,366
Hoshizaki Corp.	6,700	495,093
House Foods Group, Inc.	10,500	269,823
Hoya Corp.	42,000	5,446,071
Hulic Co. Ltd.	70,000	676,596
Ibiden Co. Ltd.	14,900	832,618
Idemitsu Kosan Co. Ltd.	27,757	711,180
IHI Corp.	16,600	335,207
Iida Group Holdings Co. Ltd.	21,200	441,058
Industrial & Infrastructure Fund Investment Corp.	220	368,838
Infomart Corp.	21,700	126,120
INPEX Corp.	124,400	1,257,622
Invincible Investment Corp.	626	197,197
Isetan Mitsukoshi Holdings Ltd.	42,000	330,157
Isuzu Motors Ltd.	69,000	845,250
ITO EN Ltd.	6,900	371,662
Itochu Corp.	168,700	5,419,734
ITOCHU Techno-Solutions Corp.	10,200	278,257
Iwatani Corp.	5,800	273,433
Iyo Bank Ltd.	36,600	189,978
J. Front Retailing Co. Ltd.	28,900	259,270
Japan Airlines Co. Ltd. (a)	18,100	342,589
Japan Airport Terminal Co. Ltd. (a)	10,800	467,946
Japan Exchange Group, Inc.	61,300	1,260,993
Japan Hotel REIT Investment Corp.	458	223,280
Japan Logistics Fund, Inc.	93	257,780
Japan Post Holdings Co. Ltd.	134,400	1,147,176
Japan Post Insurance Co. Ltd.	24,000	420,808
Japan Prime Realty Investment Corp.	102	333,208
Japan Real Estate Investment Corp.	153	841,339
Japan Retail Fund Investment Corp.	780	657,316
Japan Steel Works Ltd.	8,700	289,227
Japan Tobacco, Inc.	124,200	2,479,638
JCR Pharmaceuticals Co. Ltd.	8,200	144,429
JFE Holdings, Inc.	66,400	853,031
JGC Corp.	28,600	281,031
JSR Corp.	23,800	788,927
JTEKT Corp.	27,500	239,214
Justsystems Corp.	3,000	129,847
K's Holdings Corp.	21,600	212,559
Kadokawa Corp.	12,400	257,475
Kagome Co. Ltd.	11,400	296,644
Kajima Corp.	58,800	710,163
Kakaku.com, Inc.	13,800	285,820
Kamigumi Co. Ltd.	12,000	231,882
Kaneka Corp.	7,400	241,055
Kansai Electric Power Co., Inc.	94,200	889,166
Kansai Paint Co. Ltd.	29,300	608,203
Kao Corp.	54,100	2,703,462
Kawasaki Heavy Industries Ltd.	18,100	350,752
KDDI Corp.	187,900	6,003,164
Keihan Electric Railway Co., Ltd.	11,800	273,630
Keikyu Corp.	33,600	343,890
Keio Corp.	14,400	647,721
Keisei Electric Railway Co.	19,800	558,778
Kenedix Office Investment Corp.	53	321,806
Kewpie Corp.	12,200	251,681
Keyence Corp.	21,800	11,181,714
Kikkoman Corp.	22,200	1,678,053
Kinden Corp.	18,100	258,724
Kintetsu Group Holdings Co. Ltd. (a)	22,300	647,939
Kirin Holdings Co. Ltd.	96,000	1,538,702
Kobayashi Pharmaceutical Co. Ltd.	6,400	498,387
Kobe Bussan Co. Ltd.	13,900	432,699
Koei Tecmo Holdings Co. Ltd.	6,240	225,742
Koito Manufacturing Co. Ltd.	14,400	723,032
Komatsu Ltd.	110,800	2,784,288
Konami Holdings Corp.	11,100	598,399
Konica Minolta, Inc.	55,100	232,269
Kose Corp.	3,900	356,575
Kubota Corp.	130,700	2,802,932
Kuraray Co. Ltd.	47,900	430,326
Kurita Water Industries Ltd.	12,100	492,029
Kyocera Corp.	40,000	2,466,853
Kyowa Hakko Kirin Co., Ltd.	28,000	697,895
Kyushu Electric Power Co., Inc.	54,000	400,128
Kyushu Railway Co.	16,700	348,872
LaSalle Logiport REIT	217	347,131
Lasertec Corp.	8,800	1,974,170
Lawson, Inc.	5,300	232,294
Lion Corp.	34,800	454,695
LIXIL Group Corp.	32,600	746,219
M3, Inc.	49,500	1,903,106
Mabuchi Motor Co. Ltd.	6,000	188,908
Makita Corp.	31,900	1,193,808
Mani, Inc.	9,100	131,490
Marubeni Corp.	197,700	2,034,322
Marui Group Co. Ltd.	25,800	497,780
Matsumotokiyoshi Holdings Co. Ltd.	14,800	506,575
Mazda Motor Corp. (a)	67,600	520,774
McDonald's Holdings Co. (Japan) Ltd.	8,700	379,933
Mebuki Financial Group, Inc.	130,000	290,000
Medipal Holdings Corp.	24,100	433,681
Meiji Holdings Co. Ltd.	16,500	1,029,297
Menicon Co. Ltd.	7,100	157,555
Mercari, Inc. (a)	12,400	468,295
Minebea Mitsumi, Inc.	46,900	1,147,671
Misumi Group, Inc.	33,000	1,070,582
Mitsubishi Chemical Holdings Corp.	162,200	1,272,327
Mitsubishi Corp.	168,000	5,704,009
Mitsubishi Electric Corp.	244,500	3,061,972
Mitsubishi Estate Co. Ltd.	158,200	2,278,464
Mitsubishi Gas Chemical Co., Inc.	22,300	427,163
Mitsubishi Heavy Industries Ltd.	37,400	1,015,762
Mitsubishi Logistics Corp.	11,700	282,422
Mitsubishi Materials Corp.	13,900	247,955
Mitsubishi UFJ Financial Group, Inc.	1,461,300	8,857,351
Mitsubishi UFJ Lease & Finance Co. Ltd.	94,000	485,480
Mitsui & Co. Ltd.	186,100	4,640,474
Mitsui Chemicals, Inc.	23,300	623,150
Mitsui Fudosan Co. Ltd.	110,600	2,370,971
Mitsui Fudosan Logistics Park, Inc.	54	265,961
Mitsui Mining & Smelting Co. Ltd.	6,500	183,807
Mitsui OSK Lines Ltd.	13,400	1,037,729
Miura Co. Ltd.	12,300	363,159
Mizuho Financial Group, Inc.	287,540	3,895,019
MonotaRO Co. Ltd.	28,700	471,564
Mori Hills REIT Investment Corp.	174	213,461
Morinaga & Co. Ltd.	4,900	156,167
Morinaga Milk Industry Co. Ltd.	4,900	237,562
MS&AD Insurance Group Holdings, Inc.	53,200	1,824,736
Murata Manufacturing Co. Ltd.	73,000	5,488,380
Nabtesco Corp.	13,400	418,870
Nagoya Railroad Co. Ltd. (a)	22,600	356,877
Nankai Electric Railway Co. Ltd.	12,100	240,231
NEC Corp.	31,300	1,221,116
Net One Systems Co. Ltd.	10,100	239,742
Nexon Co. Ltd.	53,400	1,006,677
NGK Insulators Ltd.	29,100	491,724
NGK Spark Plug Co. Ltd.	19,500	331,498
NH Foods Ltd.	12,700	489,765
Nichirei Corp.	14,500	333,665
Nidec Corp.	62,400	5,530,504
Nifco, Inc.	9,800	285,288
Nihon Kohden Corp.	10,400	275,839
Nihon M&A Center Holdings, Inc.	33,000	519,526
Nihon Unisys Ltd.	8,200	215,724
Nikon Corp.	41,700	435,222
Nintendo Co. Ltd.	13,300	6,517,554
Nippon Accommodations Fund, Inc.	62	335,682
Nippon Building Fund, Inc.	189	1,094,525
Nippon Electric Glass Co. Ltd.	9,300	232,317
Nippon Express Holdings, Inc.	9,700	574,858
Nippon Gas Co. Ltd.	13,200	184,723
Nippon Paint Holdings Co. Ltd.	165,500	1,323,573
Nippon Sanso Holdings Corp.	23,600	468,668
Nippon Shinyaku Co. Ltd.	7,200	470,670
Nippon Shokubai Co. Ltd.	3,600	169,532
Nippon Steel & Sumitomo Metal Corp.	108,300	1,770,116
Nippon Telegraph & Telephone Corp.	134,900	3,860,532
Nippon Yusen KK	19,400	1,520,832
Nishi-Nippon Railroad Co. Ltd.	8,200	183,406
Nissan Chemical Corp.	16,000	868,133
Nissan Motor Co. Ltd. (a)	274,600	1,453,346
Nisshin Seifun Group, Inc.	33,200	466,200
Nissin Food Holdings Co. Ltd.	9,500	673,860
Nitori Holdings Co. Ltd.	10,000	1,432,627
Nitto Denko Corp.	17,200	1,339,186
NOF Corp.	9,000	412,111
Nomura Holdings, Inc.	352,000	1,554,977
Nomura Real Estate Holdings, Inc.	12,800	299,736
Nomura Real Estate Master Fund, Inc.	536	743,664
Nomura Research Institute Ltd.	49,300	1,725,791
NSK Ltd.	57,100	389,481
NTT Data Corp.	73,100	1,401,381
Obayashi Corp.	82,200	665,997
OBIC Co. Ltd.	7,600	1,255,685
Odakyu Electric Railway Co. Ltd.	38,400	678,557
Oji Holdings Corp.	114,400	608,960
Olympus Corp.	147,900	3,309,565
OMRON Corp.	23,700	1,732,695
Ono Pharmaceutical Co. Ltd.	57,500	1,394,473
Open House Group Co. Ltd.	8,700	450,427
Oracle Corp. Japan	3,600	269,246
Oriental Land Co. Ltd.	26,000	4,526,168
ORIX Corp.	138,400	2,854,794
ORIX JREIT, Inc.	332	476,438
Osaka Gas Co. Ltd.	46,600	792,498
Otsuka Corp.	13,300	539,671
Otsuka Holdings Co. Ltd.	64,000	2,183,510
Pan Pacific International Holdings Ltd.	61,600	829,064
Panasonic Corp.	264,800	2,915,317
Park24 Co. Ltd. (a)	12,800	193,628
Penta-Ocean Construction Co. Ltd.	36,300	201,582
PeptiDream, Inc. (a)	10,700	192,095
Persol Holdings Co. Ltd.	21,300	549,877
Pigeon Corp.	13,200	257,290
Rakuten Group, Inc.	104,700	908,312
Recruit Holdings Co. Ltd.	192,500	9,515,007
Relo Group, Inc.	12,000	216,559
Renesas Electronics Corp. (a)	159,600	1,831,699
Rengo Co. Ltd.	27,200	202,971
Resona Holdings, Inc.	279,600	1,201,564
Ricoh Co. Ltd.	82,100	693,287
Rinnai Corp.	4,200	375,081
ROHM Co. Ltd.	10,200	859,219
Rohto Pharmaceutical Co. Ltd.	11,900	328,634
Ryohin Keikaku Co. Ltd.	30,300	435,089
Sankyu, Inc.	6,700	242,391
Santen Pharmaceutical Co. Ltd.	49,000	556,355
Sanwa Holdings Corp.	25,200	272,892
Sawai Group Holdings Co. Ltd.	4,900	185,473
SBI Holdings, Inc. Japan	27,300	704,226
Screen Holdings Co. Ltd.	5,100	511,816
SCSK Corp.	16,500	279,204
Secom Co. Ltd.	24,500	1,725,145
Sega Sammy Holdings, Inc.	21,000	352,604
Seibu Holdings, Inc. (a)	29,100	285,489
Seiko Epson Corp.	35,100	546,735
Seino Holdings Co. Ltd.	18,000	178,586
Sekisui Chemical Co. Ltd.	49,800	870,703
Sekisui House (REIT), Inc.	529	360,311
Sekisui House Ltd.	74,400	1,507,356
Seven & i Holdings Co. Ltd.	90,500	4,602,707
SG Holdings Co. Ltd.	57,800	1,226,995
Sharp Corp.	22,500	250,113
Shimadzu Corp.	32,000	1,154,615
Shimamura Co. Ltd.	2,700	247,040
SHIMANO, Inc.	9,700	2,175,149
SHIMIZU Corp.	77,500	516,028
Shin-Etsu Chemical Co. Ltd.	44,900	7,512,192
Shinsei Bank Ltd.	13,300	246,600
Shionogi & Co. Ltd.	32,500	1,852,261
Ship Healthcare Holdings, Inc.	8,800	197,515
Shiseido Co. Ltd.	45,900	2,315,380
Shizuoka Bank Ltd.	71,400	561,023
SHO-BOND Holdings Co. Ltd.	5,800	253,984
Shochiku Co. Ltd. (a)	1,600	165,645
Showa Denko K.K.	20,700	430,017
Skylark Co. Ltd. (a)	24,300	317,504
SMC Corp.	7,000	3,904,331
SMS Co., Ltd.	7,900	217,192
SoftBank Corp.	313,800	3,933,756
SoftBank Group Corp.	143,100	6,339,265
Sohgo Security Services Co., Ltd.	10,200	369,929
Sojitz Corp.	23,040	361,078
Sompo Holdings, Inc.	40,600	1,899,815
Sony Group Corp.	143,100	16,008,379
Sotetsu Holdings, Inc.	10,200	187,819
Square Enix Holdings Co. Ltd.	9,900	485,476
Stanley Electric Co. Ltd.	17,300	404,376
Subaru Corp.	70,100	1,275,915
Sugi Holdings Co. Ltd.	3,900	228,792
Sumco Corp.	35,400	652,638
Sumitomo Chemical Co. Ltd.	183,700	926,408
Sumitomo Corp.	141,300	2,183,850
Sumitomo Dainippon Pharma Co., Ltd.	20,600	224,215
Sumitomo Electric Industries Ltd.	91,500	1,213,153
Sumitomo Forestry Co. Ltd.	22,000	387,323
Sumitomo Heavy Industries Ltd.	14,200	372,927
Sumitomo Metal Mining Co. Ltd.	30,600	1,413,405
Sumitomo Mitsui Financial Group, Inc.	155,700	5,608,465
Sumitomo Mitsui Trust Holdings, Inc.	43,000	1,486,992
Sumitomo Realty & Development Co. Ltd.	53,300	1,649,112
Sundrug Co. Ltd.	6,800	171,237
Suntory Beverage & Food Ltd.	14,400	552,941
Suzuken Co. Ltd.	9,600	284,932
Suzuki Motor Corp.	55,900	2,379,895
Sysmex Corp.	19,300	1,837,185
T&D Holdings, Inc.	65,400	966,502
Taiheiyo Cement Corp.	12,900	256,661
Taisei Corp.	22,800	747,408
Taisho Pharmaceutical Holdings Co. Ltd.	6,000	294,673
Taiyo Yuden Co. Ltd.	14,600	709,139
Takara Holdings, Inc.	21,700	210,482
Takeda Pharmaceutical Co. Ltd.	179,784	5,210,715
TDK Corp.	44,900	1,621,559
TechnoPro Holdings, Inc.	11,600	296,753
Teijin Ltd.	21,500	271,045
Terumo Corp.	86,500	3,157,584
THK Co. Ltd.	13,600	339,819
TIS, Inc.	24,400	641,736
Tobu Railway Co. Ltd.	24,300	569,184
Toda Corp.	26,400	170,549
Toho Co. Ltd.	15,900	615,929
Toho Gas Co. Ltd.	10,900	297,905
Tohoku Electric Power Co., Inc.	54,500	383,892
Tokai Carbon Co. Ltd.	23,400	242,697
Tokio Marine Holdings, Inc.	79,000	4,714,222
Tokyo Century Corp.	5,000	246,747
Tokyo Electric Power Co., Inc. (a)	87,800	233,921
Tokyo Electron Ltd.	17,800	8,706,570
Tokyo Gas Co. Ltd.	45,800	924,782
Tokyo Ohka Kogyo Co. Ltd.	4,500	266,565
Tokyo Seimitsu Co. Ltd.	4,300	182,391
Tokyo Tatemono Co. Ltd.	26,800	399,493
Tokyu Corp.	65,200	866,367
Tokyu Fudosan Holdings Corp.	76,200	417,438
Toppan, Inc.	39,600	753,273
Toray Industries, Inc.	189,000	1,194,445
Toshiba Corp.	49,200	2,037,374
Tosoh Corp.	39,300	614,907
Toto Ltd.	17,900	770,425
Toyo Suisan Kaisha Ltd.	12,100	495,771
Toyo Tire Corp.	13,800	195,121
Toyoda Gosei Co. Ltd.	9,200	193,358
Toyota Industries Corp.	23,400	1,825,402
Toyota Motor Corp.	1,460,600	28,866,099
Toyota Tsusho Corp.	26,400	1,070,612
Trend Micro, Inc.	15,500	822,315
Tsumura & Co.	7,500	212,720
Tsuruha Holdings, Inc.	4,600	370,504
Ube Industries Ltd.	14,000	251,714
Ulvac, Inc.	5,100	259,496
Unicharm Corp.	50,900	1,966,955
United Urban Investment Corp.	359	424,178
USS Co. Ltd.	23,800	388,432
Welcia Holdings Co. Ltd.	10,900	294,386
West Japan Railway Co.	27,900	1,169,115
Workman Co. Ltd.	2,400	105,988
Yakult Honsha Co. Ltd.	18,100	917,697
Yamada Holdings Co. Ltd.	75,600	255,140
Yamaha Corp.	18,200	829,104
Yamaha Motor Co. Ltd.	35,000	833,473
Yamato Holdings Co. Ltd.	40,000	851,770
Yamazaki Baking Co. Ltd.	19,400	277,378
Yaskawa Electric Corp.	30,800	1,289,607
Yokogawa Electric Corp.	26,300	430,939
Yokohama Rubber Co. Ltd.	14,600	212,847
Z Holdings Corp.	298,000	1,513,443
Zenkoku Hosho Co. Ltd.	5,800	259,597
Zensho Holdings Co. Ltd.	11,100	267,248
Zeon Corp.	20,500	237,883
ZOZO, Inc.	13,100	349,081
TOTAL JAPAN		511,486,063
Korea (South) - 3.5%
Alteogen, Inc.	3,225	130,949
AMOREPACIFIC Corp.	3,470	452,500
AMOREPACIFIC Group, Inc.	3,556	122,348
BGF Retail Co. Ltd.	942	127,588
Binex Co. Ltd. (a)	2,406	29,095
BNK Financial Group, Inc.	31,643	213,388
Bukwang Pharmaceutical Co. Ltd.	5,114	45,843
Cellivery Therapeutics, Inc.	1,315	35,541
Celltrion Healthcare Co. Ltd. (a)	10,222	540,000
Celltrion Pharm, Inc. (a)	1,858	129,110
Celltrion, Inc. (a)	11,865	1,507,766
CHA Biotech Co. Ltd. (a)	6,023	84,967
Cheil Worldwide, Inc.	8,224	151,401
Chong Kun Dang Pharmaceutical Corp.	897	69,763
Chunbo Co. Ltd.	504	110,358
CJ CheilJedang Corp.	851	246,803
CJ Corp.	1,661	111,007
CJ ENM Co. Ltd.	1,117	115,792
CJ Logistics Corp. (a)	907	88,066
Com2uS Corp.	1,025	104,901
Cosmax, Inc. (a)	979	59,313
Coway Co. Ltd.	6,553	377,479
CS Wind Corp.	2,502	100,902
Daewoo Engineering & Construction Co. Ltd. (a)	20,906	100,120
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	3,821	64,142
Daewoong Co. Ltd.	1,791	36,745
DB HiTek Co. Ltd.	4,411	281,747
Db Insurance Co. Ltd.	5,440	272,453
DGB Financial Group Co. Ltd.	16,583	128,199
DL E&C Co. Ltd. (a)	1,593	156,789
DL Holdings Co. Ltd.	1,180	55,751
Dong Suh Companies, Inc.	4,774	101,074
Dongjin Semichem Co. Ltd.	4,032	133,600
DongKook Pharmaceutical Co. Ltd.	3,481	58,525
Doosan Bobcat, Inc. (a)	5,402	169,379
Doosan Fuel Cell Co. Ltd. (a)	4,301	126,011
Doosan Heavy Industries & Construction Co. Ltd. (a)	33,062	497,121
Doosan Heavy Industries & Construction Co. Ltd. rights 2/11/22 (a)	3,786	5,338
Douzone Bizon Co. Ltd.	2,116	93,779
E-Mart, Inc.	2,152	239,488
Ecopro BM Co. Ltd.	1,250	355,117
Ecopro Co. Ltd.	2,461	137,819
Ecopro HN Co. Ltd.	1,384	56,671
EO Technics Co. Ltd.	1,095	98,796
F&F Co. Ltd. (a)	371	255,947
F&F Holdings Co. Ltd.	439	9,684
Fila Holdings Corp.	4,685	115,728
GemVax & Kael Co. Ltd. (a)	3,562	44,264
Genexine Co. Ltd. (a)	2,374	96,336
Green Cross Corp.	557	82,457
Green Cross Holdings Corp.	3,715	68,982
GS Engineering & Construction Corp.	8,340	277,505
GS Holdings Corp.	9,734	314,238
GS Retail Co. Ltd.	3,686	83,681
Hana Financial Group, Inc.	33,429	1,259,379
HanAll BioPharma Co. Ltd. (a)	4,391	64,988
Hanjin Kal Corp. (a)	2,444	107,508
Hankook Tire Co. Ltd.	8,231	232,388
Hanmi Pharm Co. Ltd.	635	131,045
Hanmi Science Co. Ltd.	3,876	145,721
Hanon Systems	20,525	184,151
Hansol Chemical Co. Ltd.	1,027	184,594
Hanssem Co. Ltd.	1,259	76,873
Hanwha Aerospace Co. Ltd.	3,348	135,706
Hanwha Corp.	4,484	111,842
Hanwha Life Insurance Co. Ltd.	28,247	69,444
Hanwha Solutions Corp. (a)	14,371	392,154
HDC Hyundai Development Co.	4,365	53,780
Helixmith Co., Ltd.	5,116	88,161
Hite Jinro Co. Ltd.	3,194	78,875
HLB Life Science Co. Ltd.	8,189	77,258
HLB, Inc.	10,318	276,667
HMM Co. Ltd. (a)	40,864	760,704
Hotel Shilla Co.	3,498	212,132
HUGEL, Inc. (a)	785	89,783
HYBE Co. Ltd. (a)	2,090	423,074
Hyosung Corp.	898	61,933
Hyosung TNC Co. Ltd.	236	83,823
Hyundai Bioscience Co. Ltd. (a)	3,288	78,632
Hyundai Department Store Co. Ltd.	1,691	101,825
Hyundai Doosan Infracore Co. Lt (a)	13,373	65,973
Hyundai Elevator Co. Ltd.	2,209	67,411
Hyundai Engineering & Construction Co. Ltd.	7,681	275,036
Hyundai Fire & Marine Insurance Co. Ltd.	6,116	130,107
Hyundai Glovis Co. Ltd.	2,976	407,094
Hyundai Heavy Industries Holdi	5,659	228,140
Hyundai Mipo Dockyard Co. Ltd. (a)	3,104	180,297
Hyundai Mobis	7,849	1,540,567
Hyundai Motor Co.	16,137	2,600,589
Hyundai Rotem Co. Ltd. (a)	7,995	126,413
Hyundai Steel Co.	9,036	298,401
Hyundai Wia Corp.	1,612	92,313
Il-Yang Pharmaceutical Co. Ltd.	1,175	22,224
Iljin Materials Co. Ltd.	2,500	202,022
Industrial Bank of Korea	28,600	248,280
IS Dongseo Co. Ltd.	1,814	72,175
JB Financial Group Co. Ltd.	12,995	88,626
JYP Entertainment Corp.	2,728	95,548
Kakao Corp.	35,985	2,598,902
Kakao Games Corp. (a)	4,472	251,278
Kangwon Land, Inc. (a)	11,871	249,564
KB Financial Group, Inc.	45,304	2,244,945
Kia Corp.	31,237	2,177,725
Kiwoom Securities Co. Ltd.	1,589	119,682
KMW Co. Ltd. (a)	3,360	91,683
Koh Young Technology, Inc.	5,425	93,413
Kolon Industries, Inc.	1,827	94,990
Korea Aerospace Industries Ltd.	7,939	238,654
Korea Electric Power Corp.	30,420	522,976
Korea Gas Corp. (a)	2,871	84,440
Korea Investment Holdings Co. Ltd.	4,328	265,354
Korea Petro Chemical Industries Co. Ltd.	536	67,670
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	5,177	349,930
Korea Zinc Co. Ltd.	1,387	589,918
Korean Air Lines Co. Ltd. (a)	20,349	491,311
KT&G Corp.	13,035	841,892
Kumho Petro Chemical Co. Ltd.	1,923	238,696
L&F Co. Ltd.	2,614	386,283
Leeno Industrial, Inc.	1,102	170,980
LegoChem Biosciences, Inc. (a)	2,215	84,479
LG Chemical Ltd.	5,380	2,883,611
LG Corp.	13,232	818,174
LG Display Co. Ltd. (a)	25,817	434,120
LG Electronics, Inc.	12,169	1,321,890
LG Household & Health Care Ltd.	938	762,910
LG Innotek Co. Ltd.	1,551	466,244
LG Uplus Corp.	22,382	243,855
Lotte Chemical Corp.	1,685	277,048
Lotte Confectionery Co. Ltd.	4,679	104,521
Lotte Fine Chemical Co. Ltd.	1,855	106,631
Lotte Shopping Co. Ltd.	1,134	76,209
LS Corp.	3,145	132,489
LS Electric Co. Ltd.	1,415	58,406
LX Holdings Corp. (a)	5,310	42,031
LX International Corp.	3,292	67,501
Mando Corp. (a)	3,202	140,997
Mcnex Co. Ltd.	1,864	81,335
MedPacto, Inc. (a)	1,771	52,494
Meritz Fire & Marine Insurance Co. Ltd.	6,044	232,769
Meritz Securities Co. Ltd.	33,033	168,327
Mezzion Pharma Co. Ltd. (a)	765	118,106
Mirae Asset Securities Co. Ltd.	29,893	214,101
NAVER Corp.	16,983	4,485,285
NCSOFT Corp.	1,791	806,851
NEPES Corp. Ltd. (a)	2,317	61,677
Netmarble Corp. (c)	2,736	253,291
NH Investment & Securities Co. Ltd.	14,626	140,221
NHN Corp.	1,900	54,790
NHN KCP Corp. (a)	2,652	53,886
NongShim Co. Ltd.	464	125,218
Oci Co. Ltd. (a)	2,067	155,544
Orion Corp./Republic of Korea	2,528	206,828
Oscotec, Inc. (a)	3,040	83,600
Ottogi Corp.	231	84,232
Pan Ocean Co., Ltd. (Korea)	26,134	109,067
Paradise Co. Ltd. (a)	7,399	94,300
Pearl Abyss Corp. (a)	4,446	354,646
Pharmicell Co. Ltd. (a)	6,877	59,010
POSCO	8,771	1,961,747
POSCO Chemtech Co. Ltd.	3,324	312,439
Posco International Corp.	4,636	80,162
S-Oil Corp.	4,389	333,138
S1 Corp.	1,857	103,996
Sam Chun Dang Pharm Co. Ltd. (a)	1,818	53,299
Samsung Biologics Co. Ltd. (a)(c)	1,917	1,186,612
Samsung C&T Corp.	10,135	916,764
Samsung Electro-Mechanics Co. Ltd.	6,392	972,333
Samsung Electronics Co. Ltd.	585,868	36,435,470
Samsung Engineering Co. Ltd. (a)	17,338	317,218
Samsung Fire & Marine Insurance Co. Ltd.	3,678	614,699
Samsung Heavy Industries Co. Ltd. (a)	82,816	359,918
Samsung Life Insurance Co. Ltd.	12,703	643,305
Samsung SDI Co. Ltd.	6,131	3,042,300
Samsung SDS Co. Ltd.	4,551	540,152
Samsung Securities Co. Ltd.	6,739	227,513
SD Biosensor, Inc.	3,535	180,756
Seegene, Inc.	4,457	203,973
Seoul Semiconductor Co. Ltd.	4,340	54,834
Shin Poong Pharmaceutical Co.	3,868	78,269
Shinhan Financial Group Co. Ltd.	60,735	1,945,026
Shinsegae Co. Ltd.	790	155,038
SillaJen, Inc. (a)(d)	4,518	45,342
SK Biopharmaceuticals Co. Ltd. (a)	3,031	193,460
SK Chemicals Co. Ltd.	1,309	138,550
SK Hynix, Inc.	61,497	6,364,551
SK Innovation Co., Ltd. (a)	6,037	1,107,807
SK, Inc.	4,504	833,663
SKC Co. Ltd.	2,296	276,377
Solus Advanced Materials Co. Lt	1,506	87,541
Soulbrain Co. Ltd.	487	100,878
ST Pharm Co. Ltd. (a)	1,103	98,377
Studio Dragon Corp. (a)	1,551	99,350
Vaxcell-Bio Therapeutics Co. Ltd. (a)	1,087	31,440
WONIK IPS Co. Ltd.	3,547	117,041
Woori Financial Group, Inc.	63,845	785,337
Yuhan Corp.	5,666	268,592
Zinus, Inc.	1,024	57,327
TOTAL KOREA (SOUTH)		111,207,596
Kuwait - 0.2%
Agility Public Warehousing Co. KSC	152,613	506,022
Boubyan Bank KSC	112,866	300,429
Gulf Bank	210,668	206,633
Kuwait Finance House KSCP	549,537	1,644,255
Mabanee Co. SAKC	58,689	159,902
Mobile Telecommunication Co.	255,930	506,282
National Bank of Kuwait	813,889	2,784,640
TOTAL KUWAIT		6,108,163
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	72,737	2,160,583
Aroundtown SA	108,451	669,852
B&M European Value Retail SA	98,348	753,112
Eurofins Scientific SA	14,705	1,476,424
Globant SA (a)	4,780	1,219,760
InPost SA	22,260	180,713
Millicom International Cellular SA (depository receipt) (a)	11,320	302,174
SES SA (France) (depositary receipt)	40,502	311,624
Spotify Technology SA (a)	15,785	3,097,964
Subsea 7 SA	23,098	173,657
Tenaris SA	51,642	630,390
TOTAL LUXEMBOURG		10,976,253
Malaysia - 0.5%
AMMB Holdings Bhd (a)	223,600	174,630
Axiata Group Bhd	594,328	532,983
Bursa Malaysia Bhd	59,200	89,339
CIMB Group Holdings Bhd	789,011	982,864
Dialog Group Bhd	457,000	280,397
DiGi.com Bhd	363,500	330,480
Gamuda Bhd	282,200	187,049
Genting Bhd	218,200	228,540
Genting Malaysia Bhd	335,900	219,927
Hartalega Holdings Bhd	184,300	261,244
Hong Leong Bank Bhd	91,400	424,386
IHH Healthcare Bhd	366,500	564,763
IJM Corp. Bhd	329,000	111,977
Inari Amertron Bhd	313,200	250,252
IOI Corp. Bhd	415,400	377,633
Kossan Rubber Industries Bhd	122,100	52,982
Kuala Lumpur Kepong Bhd	61,620	320,863
Malayan Banking Bhd	782,622	1,547,369
Malaysia Airports Holdings Bhd (a)	122,700	167,531
Malaysian Pacific Industries Bhd	10,100	96,301
Maxis Bhd	259,800	262,659
MISC Bhd	155,300	259,207
MR DIY Group M Sdn Bhd (c)	189,000	160,317
My E.G.Services Bhd	549,618	128,177
Nestle (Malaysia) Bhd	6,800	214,868
Pentamaster Corp. Bhd	55,600	54,710
Petronas Chemicals Group Bhd	273,200	585,499
Petronas Dagangan Bhd	40,300	187,138
Petronas Gas Bhd	117,600	477,830
PPB Group Bhd	76,400	292,474
Press Metal Bhd	430,100	634,402
Public Bank Bhd	1,718,500	1,731,053
QL Resources Bhd	132,300	156,902
RHB Bank Bhd	215,545	286,891
Scientex Bhd	96,600	106,889
Sime Darby Bhd	274,300	140,968
Sime Darby Plantation Bhd	286,867	242,419
Supermax Corp. Bhd	165,126	46,632
Telekom Malaysia Bhd	173,000	209,636
Tenaga Nasional Bhd	337,000	739,265
TIME dotCom Bhd	124,400	126,842
Top Glove Corp. Bhd	545,100	277,800
V.S. Industry Bhd	271,600	78,325
V.S. Industry Bhd warrants 6/14/24 (a)	38,200	2,947
Westports Holdings Bhd	109,200	101,088
TOTAL MALAYSIA		14,706,448
Malta - 0.0%
Kindred Group PLC (depositary receipt)	24,109	280,085
Marshall Islands - 0.0%
Star Bulk Carriers Corp.	7,262	161,507
Mexico - 0.5%
Alfa SA de CV Series A	306,900	223,316
America Movil S.A.B. de CV Series L	2,613,300	2,458,995
Arca Continental S.A.B. de CV	43,500	257,293
CEMEX S.A.B. de CV unit (a)	1,686,000	1,029,843
Coca-Cola FEMSA S.A.B. de CV unit	57,450	301,537
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	85,615	152,072
Fibra Uno Administracion SA de CV	341,700	351,175
Fomento Economico Mexicano S.A.B. de CV unit	214,100	1,610,836
Gruma S.A.B. de CV Series B	20,540	268,649
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	41,200	566,450
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	21,010	425,405
Grupo Aeroportuario Norte S.A.B. de CV	28,700	192,210
Grupo Bimbo S.A.B. de CV Series A	173,900	544,512
Grupo Elektra SA de CV	6,935	455,670
Grupo Financiero Banorte S.A.B. de CV Series O	282,100	1,787,946
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	250,800	361,707
Grupo Mexico SA de CV Series B	356,900	1,532,760
Grupo Televisa SA de CV	288,900	588,780
Industrias Penoles SA de CV (a)	14,590	156,304
Kimberly-Clark de Mexico SA de CV Series A	146,800	212,073
Orbia Advance Corp. S.A.B. de CV	110,300	257,570
Promotora y Operadora de Infraestructura S.A.B. de CV	20,355	148,488
Wal-Mart de Mexico SA de CV Series V	579,800	1,971,455
TOTAL MEXICO		15,855,046
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	422,000	575,860
Netherlands - 3.6%
Adyen BV (a)(c)	3,467	7,054,990
Airbus Group NV (a)	69,635	8,891,915
Akzo Nobel NV	21,305	2,205,231
ASM International NV (Netherlands)	4,409	1,514,846
ASML Holding NV (Netherlands)	46,888	31,756,977
CNH Industrial NV	113,991	1,737,461
Davide Campari Milano NV	62,136	780,136
Euronext NV (c)	11,292	1,088,688
EXOR NV	12,982	1,088,552
Ferrari NV	14,491	3,339,779
Heineken Holding NV	11,640	1,020,502
Heineken NV (Bearer)	26,859	2,880,537
IMCD NV	6,531	1,123,462
ING Groep NV (Certificaten Van Aandelen)	440,445	6,513,787
Just Eat Takeaway.com NV (a)(c)	17,472	862,782
Koninklijke Ahold Delhaize NV	118,622	3,846,273
Koninklijke DSM NV	19,793	3,710,405
Koninklijke KPN NV	394,726	1,302,006
Koninklijke Philips Electronics NV	104,382	3,472,089
NN Group NV	36,048	2,017,322
Prosus NV	98,870	8,225,574
QIAGEN NV (Germany) (a)	26,758	1,322,708
Randstad NV	14,282	929,097
RHI Magnesita NV	4,455	205,485
Stellantis NV (Italy)	252,006	4,865,952
STMicroelectronics NV (Italy)	74,817	3,520,587
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	13,575	1,034,377
Universal Music Group NV	150,846	3,724,258
Wolters Kluwer NV	29,621	3,014,783
Yandex NV Series A (a)	37,320	1,793,599
TOTAL NETHERLANDS		114,844,160
New Zealand - 0.2%
Auckland International Airport Ltd. (a)	141,415	671,282
Chorus Ltd.	49,139	225,016
Contact Energy Ltd.	82,657	428,472
Fisher & Paykel Healthcare Corp.	66,193	1,217,854
Fletcher Building Ltd.	97,165	413,250
Goodman Property Trust	145,616	238,173
Infratil Ltd.	85,480	426,599
Mercury Nz Ltd.	67,253	247,257
Meridian Energy Ltd.	144,264	415,851
Ryman Healthcare Group Ltd.	48,270	315,629
Spark New Zealand Ltd.	223,912	639,970
Summerset Group Holdings Ltd.	24,543	197,823
The a2 Milk Co. Ltd. (a)	79,684	293,835
Xero Ltd. (a)	14,917	1,208,358
TOTAL NEW ZEALAND		6,939,369
Norway - 0.6%
Adevinta ASA Class B (a)	31,910	334,779
Aker ASA (A Shares)	2,622	224,296
Aker BP ASA	13,880	480,931
Borregaard ASA	10,517	247,362
DNB Bank ASA	101,401	2,413,364
Entra ASA (c)	20,592	453,524
Equinor ASA	122,100	3,366,032
Gjensidige Forsikring ASA	21,700	530,055
Kahoot! A/S (a)	34,827	139,829
Kongsberg Gruppen ASA	10,677	323,578
Leroy Seafood Group ASA	29,575	246,524
LINK Mobility Group Holding ASA (a)	33,370	51,228
Mowi ASA	52,122	1,279,279
NEL ASA (a)(b)	73,188	99,371
Nordic VLSI ASA (a)	20,443	605,724
Norsk Hydro ASA	155,763	1,197,087
Orkla ASA	82,883	792,063
Pexip Holding ASA (a)	9,475	36,457
Salmar ASA	6,102	416,054
Scatec Solar AS (c)	13,270	195,998
Schibsted ASA:
(A Shares)	8,552	253,350
(B Shares)	10,934	286,536
Sparebank 1 Sr Bank ASA (primary capital certificate)	19,587	292,677
Sparebanken Midt-Norge	14,197	235,116
Storebrand ASA (A Shares)	56,415	601,461
Telenor ASA	73,670	1,217,510
TGS ASA	13,843	149,053
Tomra Systems ASA	13,195	659,685
Yara International ASA	18,402	944,903
TOTAL NORWAY		18,073,826
Pakistan - 0.0%
Habib Bank Ltd.	90,719	62,255
Hub Power Co. Ltd.	124,473	53,194
Lucky Cement Ltd. (a)	15,550	60,150
Pakistan Petroleum Ltd.	52,631	23,726
Pakistan State Oil Co. Ltd.	43,209	45,962
TRG Pakistan Ltd.	46,000	23,164
United Bank Ltd.	33,487	26,505
TOTAL PAKISTAN		294,956
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	25,668	207,911
Philippines - 0.2%
Ayala Corp.	29,690	506,763
Ayala Land, Inc.	687,300	484,398
Bank of the Philippine Islands (BPI)	215,340	413,560
BDO Unibank, Inc.	204,750	543,174
Globe Telecom, Inc.	3,285	200,000
International Container Terminal Services, Inc.	86,470	339,513
JG Summit Holdings, Inc.	357,805	436,992
Jollibee Food Corp.	46,490	220,443
Manila Electric Co.	30,840	202,690
Megaworld Corp.	1,247,000	75,851
Metro Pacific Investments Corp.	1,251,000	94,679
Metropolitan Bank & Trust Co.	185,314	214,264
Monde Nissin Corp. (c)	664,800	213,728
PLDT, Inc.	10,125	363,554
SM Investments Corp.	53,520	995,831
SM Prime Holdings, Inc.	1,245,200	859,510
Universal Robina Corp.	93,730	233,535
TOTAL PHILIPPINES		6,398,485
Poland - 0.2%
Allegro.eu SA (a)(c)	43,934	407,196
Bank Polska Kasa Opieki SA	20,140	671,092
CCC SA (a)	3,665	69,374
CD Projekt RED SA	7,504	333,142
Cyfrowy Polsat SA	29,869	230,738
Dino Polska SA (a)(c)	5,530	426,033
Grupa Lotos SA (a)	10,259	137,848
KGHM Polska Miedz SA (Bearer)	16,084	554,821
LPP SA	119	465,461
Orange Polska SA (a)	63,141	123,091
PGE Polska Grupa Energetyczna SA (a)	80,841	152,291
Polish Oil & Gas Co. SA	169,005	220,703
Polski Koncern Naftowy Orlen SA	34,346	600,281
Powszechna Kasa Oszczednosci Bank SA (a)	96,601	1,130,842
Powszechny Zaklad Ubezpieczen SA	67,326	599,449
Santander Bank Polska SA	3,607	309,922
TOTAL POLAND		6,432,284
Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	883,164	150,080
Energias de Portugal SA	334,989	1,714,846
Galp Energia SGPS SA Class B	50,429	556,044
Jeronimo Martins SGPS SA	31,242	750,778
REN - Redes Energeticas Nacionais SGPS SA	39,599	112,905
TOTAL PORTUGAL		3,284,653
Qatar - 0.2%
Barwa Real Estate Co.	198,891	183,268
Industries Qatar QSC (a)	221,924	1,025,812
Masraf al Rayan	502,118	677,811
Mesaieed Petrochemical Holding Co.	497,812	332,923
Ooredoo QSC	87,381	174,474
Qatar Electricity & Water Co.	56,830	278,141
Qatar Fuel Co.	51,335	267,884
Qatar Gas Transport Co. Ltd. (Nakilat)	284,857	282,432
Qatar International Islamic Bank QSC	77,954	214,101
Qatar Islamic Bank (a)	132,441	712,948
Qatar National Bank SAQ (a)	503,563	3,020,548
The Commercial Bank of Qatar (a)	238,716	468,778
TOTAL QATAR		7,639,120
Russia - 0.7%
Alrosa Co. Ltd.	280,800	409,827
Gazprom OAO	1,373,390	5,934,041
LUKOIL PJSC	41,065	3,645,791
Magnit OJSC	8,984	583,019
MMC Norilsk Nickel PJSC	6,814	1,911,115
Mobile TeleSystems OJSC sponsored ADR	50,085	382,649
Novatek PJSC	110,726	2,345,919
Polyus PJSC	3,653	571,554
Sberbank of Russia	1,236,820	4,262,356
Severstal PAO	21,400	415,576
Surgutneftegas OJSC	1,002,400	469,662
Tatneft PAO	175,192	1,121,954
TOTAL RUSSIA		22,053,463
Saudi Arabia - 0.9%
Abdullah Al Othaim Markets Co.	4,578	129,339
Advanced Polypropylene Co.	11,115	221,891
Al Rajhi Bank	139,092	5,494,132
Alinma Bank	115,983	925,848
Almarai Co. Ltd.	27,442	359,125
Bank Al-Jazira	42,008	258,862
Bank Albilad (a)	40,907	606,207
Banque Saudi Fransi	67,116	935,570
Bupa Arabia for Cooperative Insurance Co. (a)	2,191	86,778
Dar Al Arkan Real Estate Development Co. (a)	55,952	153,604
Dr Sulaiman Al Habib Medical Services Group Co.	9,824	432,037
Emaar The Economic City (a)	64,031	220,155
Etihad Etisalat Co.	46,951	407,328
Jarir Marketing Co.	6,216	333,672
Mobile Telecommunications Co. Saudi Arabia (a)	43,290	154,381
Mouwasat Medical Services Co.	5,114	270,428
National Industrialization Co. (a)	34,435	208,157
National Petrochemical Co.	11,661	131,469
Qassim Cement Co.	5,213	111,154
Riyad Bank	155,430	1,408,518
Sabic Agriculture-Nutrients Co.	22,906	1,031,774
Sahara International Petrochemical Co.	40,886	468,589
Saudi Airlines Catering Co. (a)	3,919	87,114
Saudi Arabian Mining Co. (a)	46,345	1,135,186
Saudi Basic Industries Corp.	102,613	3,407,761
Saudi Cement Co.	7,713	115,122
Saudi Dairy & Foodstuffs Co.	1,599	69,298
Saudi Electricity Co.	92,365	646,228
Saudi Ground Services Co. (a)	10,121	91,717
Saudi Industrial Investment Group	23,155	209,832
Saudi Kayan Petrochemical Co. (a)	92,362	482,501
Saudi Telecom Co.	68,621	2,147,207
Southern Province Cement Co.	6,717	125,141
The Co. for Cooperative Insurance	6,497	134,377
The Saudi British Bank	43,559	465,555
The Saudi National Bank	247,116	4,860,780
The Savola Group	27,843	253,057
United Electronics Co.	2,931	108,900
Yamama Cement Co. (a)	10,392	74,785
Yanbu Cement Co.	8,032	83,276
Yanbu National Petrochemical Co.	31,117	562,310
TOTAL SAUDI ARABIA		29,409,165
Singapore - 0.8%
Ascendas Real Estate Investment Trust	397,297	814,794
CapitaLand Investment Ltd. (a)	275,873	707,855
CapitaMall Trust	577,138	832,058
City Developments Ltd.	51,300	269,478
ComfortDelgro Corp. Ltd.	264,900	267,478
DBS Group Holdings Ltd.	203,557	5,346,806
Flex Ltd. (a)	52,703	852,735
Frasers Centrepoint Trust	106,800	179,298
Frasers Logistics & Industrial Trust	366,900	373,265
Genting Singapore Ltd.	621,500	339,614
Keppel Corp. Ltd.	178,300	751,751
Keppel DC (REIT)	134,400	213,346
Mapletree Commercial Trust	277,618	371,596
Mapletree Industrial (REIT)	206,311	384,318
Mapletree Logistics Trust (REIT)	353,792	445,256
Oversea-Chinese Banking Corp. Ltd.	452,922	4,215,921
Singapore Airlines Ltd. (a)	153,150	571,266
Singapore Exchange Ltd.	96,200	665,875
Singapore Technologies Engineering Ltd.	180,600	501,970
Singapore Telecommunications Ltd.	792,200	1,436,437
Suntec (REIT)	229,200	258,854
United Overseas Bank Ltd.	175,200	3,915,487
UOL Group Ltd.	48,900	265,184
Venture Corp. Ltd.	29,100	381,261
Wilmar International Ltd.	358,200	1,139,500
TOTAL SINGAPORE		25,501,403
South Africa - 0.9%
Absa Group Ltd.	81,718	905,619
Anglo American Platinum Ltd.	6,922	838,699
AngloGold Ashanti Ltd.	47,662	893,515
Aspen Pharmacare Holdings Ltd.	42,826	576,954
Bid Corp. Ltd.	38,157	824,674
Bidvest Group Ltd./The	39,621	485,783
Capitec Bank Holdings Ltd.	10,814	1,423,618
Clicks Group Ltd.	28,232	540,643
Discovery Ltd. (a)	47,808	483,132
Exxaro Resources Ltd.	28,644	309,871
FirstRand Ltd.	634,136	2,556,267
Foschini Group Ltd./The	38,230	322,170
Gold Fields Ltd.	101,258	1,085,078
Growthpoint Properties Ltd.	409,344	392,068
Harmony Gold Mining Co. Ltd.	60,699	221,700
Impala Platinum Holdings Ltd.	93,180	1,436,543
Kumba Iron Ore Ltd.	6,088	217,203
Mr Price Group Ltd.	27,308	363,045
MTN Group Ltd. (a)	194,435	2,445,201
MultiChoice Group Ltd.	47,193	387,056
Naspers Ltd. Class N	24,719	3,995,782
Nedbank Group Ltd.	53,247	662,624
Northam Platinum Holdings Ltd. (a)	27,334	364,192
Old Mutual Ltd.	538,391	485,156
Remgro Ltd.	60,812	525,070
Sanlam Ltd.	202,913	833,680
Sasol Ltd. (a)	65,914	1,483,882
Shoprite Holdings Ltd.	57,841	791,374
Sibanye Stillwater Ltd.	304,147	1,133,670
Spar Group Ltd./The	20,819	227,671
Standard Bank Group Ltd.	146,816	1,432,953
Tiger Brands Ltd.	21,326	256,577
Vodacom Group Ltd.	82,004	787,136
Woolworths Holdings Ltd.	123,467	426,579
TOTAL SOUTH AFRICA		30,115,185
Spain - 1.5%
Acciona SA	2,800	487,718
ACS Actividades de Construccion y Servicios SA	31,953	806,705
Aena SME SA (a)(c)	8,399	1,357,132
Amadeus IT Holding SA Class A (a)	51,172	3,518,598
Banco Bilbao Vizcaya Argentaria SA	756,701	4,831,256
Banco Santander SA (Spain)	1,967,278	6,898,465
Bankinter SA	76,181	446,741
CaixaBank SA	493,746	1,588,570
Cellnex Telecom SA (c)	65,003	2,947,601
EDP Renovaveis SA	26,831	564,027
Enagas SA	28,264	611,126
Endesa SA	35,498	794,749
Ferrovial SA	57,706	1,603,567
Grifols SA	31,915	562,800
Grifols SA ADR	29,842	350,345
Iberdrola SA	656,276	7,524,248
Industria de Diseno Textil SA	127,554	3,868,635
International Consolidated Airlines Group SA CDI (a)	275,442	588,806
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	72,348	129,872
Naturgy Energy Group SA	37,252	1,179,484
Red Electrica Corporacion SA	49,169	991,160
Repsol SA	162,642	2,066,790
Siemens Gamesa Renewable Energy SA (a)	24,665	533,698
Telefonica SA	610,587	2,846,293
TOTAL SPAIN		47,098,386
Sweden - 2.4%
AAK AB	21,135	395,888
AddTech AB (B Shares)	30,247	559,535
AFRY AB (B Shares)	11,041	247,631
Alfa Laval AB	34,122	1,152,682
ASSA ABLOY AB (B Shares)	112,303	3,075,093
Atlas Copco AB:
(A Shares)	73,521	4,351,419
(B Shares)	44,011	2,250,846
Avanza Bank Holding AB	13,379	423,292
Axfood AB	11,606	295,645
Beijer Ref AB (B Shares)	29,198	509,622
Billerud AB	19,967	317,475
Boliden AB	31,143	1,261,060
Bravida Holding AB (c)	22,367	267,632
Castellum AB	33,645	792,467
Dometic Group AB (c)	34,211	378,967
Electrolux AB (B Shares)	28,564	594,337
Elekta AB (B Shares)	38,786	396,944
Embracer Group AB (a)	65,296	655,136
Epiroc AB:
(A Shares)	71,008	1,515,249
(B Shares)	44,252	800,910
EQT AB	31,552	1,236,414
Ericsson (B Shares)	327,703	4,091,733
Essity AB (B Shares)	69,002	1,945,194
Evolution AB (c)	20,557	2,557,644
Fabege AB	32,794	489,282
Fastighets AB Balder (a)	11,692	774,582
Getinge AB (B Shares)	25,063	979,852
H&M Hennes & Mauritz AB (B Shares)	85,433	1,701,044
Hexagon AB (B Shares)	237,356	3,201,474
HEXPOL AB (B Shares)	30,056	358,620
Holmen AB (B Shares)	10,350	502,697
Husqvarna AB (B Shares)	46,308	643,865
Industrivarden AB:
(A Shares)	20,049	633,788
(C Shares)	20,806	646,247
Indutrade AB	29,788	741,060
Investor AB:
(A Shares)	64,221	1,460,982
(B Shares)	207,211	4,498,951
JM AB (B Shares)	6,591	249,643
Kinnevik AB (B Shares) (a)	27,261	814,794
L E Lundbergforetagen AB	7,229	369,377
Latour Investment AB (B Shares)	15,288	475,670
Lifco AB	23,378	547,986
Lundin Petroleum AB	21,983	894,002
Nibe Industrier AB (B Shares)	160,835	1,528,666
Nolato AB (B Shares)	20,793	213,072
Nordic Entertainment Group AB (B Shares) (a)	8,230	318,637
Peab AB	21,745	244,415
PowerCell Sweden AB (a)	5,710	91,174
Saab AB (B Shares)	8,915	211,410
Samhallsbyggnadsbolaget I Norden AB (B Shares)	129,832	783,033
Sandvik AB	123,926	3,263,534
Sectra AB (B Shares)	14,757	243,074
Securitas AB (B Shares)	36,895	445,627
Sinch AB (a)(c)	64,772	665,917
Skandinaviska Enskilda Banken AB (A Shares)	181,459	2,345,693
Skanska AB (B Shares)	45,481	1,113,506
SKF AB (B Shares)	43,586	955,498
SSAB Svenskt Stal AB (B Shares)	68,390	356,078
Stillfront Group AB (a)	36,935	179,775
Svenska Cellulosa AB SCA (B Shares)	68,936	1,200,427
Svenska Handelsbanken AB (A Shares)	173,480	1,848,874
Sweco AB (B Shares)	25,140	353,408
Swedbank AB (A Shares)	103,890	2,033,980
Swedish Match Co. AB	181,466	1,404,054
Swedish Orphan Biovitrum AB (a)	22,885	449,883
Tele2 AB (B Shares)	55,461	806,961
Telia Co. AB	284,549	1,121,521
Thule Group AB (c)	10,695	516,210
Trelleborg AB (B Shares)	27,388	689,600
Volvo AB (B Shares)	179,780	4,056,992
Wallenstam AB (B Shares)	22,614	355,913
Wihlborgs Fastigheter AB	15,672	324,016
TOTAL SWEDEN		78,177,679
Switzerland - 6.0%
ABB Ltd. (Reg.)	202,495	7,020,865
Adecco SA (Reg.)	19,503	928,991
Alcon, Inc. (Switzerland)	56,721	4,373,678
ams-OSRAM AG (a)	32,810	551,646
Baloise Holdings AG	5,125	897,780
Compagnie Financiere Richemont SA Series A	59,236	8,608,996
Credit Suisse Group AG	287,522	2,733,017
CRISPR Therapeutics AG (a)(b)	8,101	516,439
Geberit AG (Reg.)	4,080	2,772,077
Givaudan SA	900	3,728,635
Holcim Ltd.	58,815	3,187,850
Julius Baer Group Ltd.	25,228	1,648,642
Kuehne & Nagel International AG	5,816	1,642,363
Lindt & Spruengli AG	13	1,498,069
Lindt & Spruengli AG (participation certificate)	119	1,381,038
Logitech International SA (Reg.)	19,973	1,678,323
Lonza Group AG	8,463	5,834,747
Nestle SA (Reg. S)	318,799	41,169,185
Novartis AG	275,802	23,964,312
Partners Group Holding AG	2,584	3,602,610
Roche Holding AG:
(Bearer)	3,024	1,245,273
(participation certificate)	79,714	30,849,269
Schindler Holding AG (participation certificate)	4,693	1,177,868
SGS SA (Reg.)	691	1,970,436
Siemens Energy AG	46,329	1,042,072
Sig Combibloc Group AG	38,964	905,286
Sika AG	16,116	5,638,573
Sonova Holding AG	6,049	2,154,896
Straumann Holding AG	1,308	2,167,467
Swatch Group AG (Bearer)	3,246	946,930
Swiss Life Holding AG	3,571	2,298,332
Swiss Prime Site AG	8,794	869,520
Swiss Re Ltd.	32,596	3,551,591
Swisscom AG	2,875	1,643,279
Temenos Group AG	7,674	919,843
UBS Group AG	419,216	7,776,270
VAT Group AG (c)	3,095	1,262,165
Zurich Insurance Group Ltd.	16,934	8,099,674
TOTAL SWITZERLAND		192,258,007
Taiwan - 4.4%
Accton Technology Corp.	56,000	541,201
Acer, Inc.	331,000	343,545
Advanced Ceramic X Corp.	5,000	57,487
Advanced Wireless Semiconductor Co.	15,000	65,262
Advantech Co. Ltd.	52,696	730,961
AP Memory Technology Corp.	13,000	193,441
ASE Technology Holding Co. Ltd.	396,000	1,443,410
Asia Cement Corp.	277,000	444,155
ASMedia Technology, Inc.	3,000	173,118
ASPEED Tech, Inc.	3,000	337,388
ASUSTeK Computer, Inc.	80,000	1,046,708
AU Optronics Corp.	986,000	733,600
Capital Securities Corp.	214,000	126,345
Catcher Technology Co. Ltd.	91,000	513,175
Cathay Financial Holding Co. Ltd.	981,716	2,278,940
Chang Hwa Commercial Bank	744,393	476,844
Cheng Loong Corp.	111,000	137,920
Cheng Shin Rubber Industry Co. Ltd.	208,000	261,694
Chicony Electronics Co. Ltd.	66,000	211,939
China Airlines Ltd. (a)	287,000	250,296
China Development Financial Ho	1,975,000	1,318,507
China Petrochemical Development Corp. (a)	442,277	196,992
China Steel Corp.	1,438,000	1,761,230
Chipbond Technology Corp.	70,000	174,725
Chroma ATE, Inc.	44,000	343,248
Chunghwa Telecom Co. Ltd.	435,000	1,850,224
Compal Electronics, Inc.	508,000	464,927
Compeq Manufacturing Co. Ltd.	128,000	198,355
CTBC Financial Holding Co. Ltd.	2,245,000	2,258,706
Delta Electronics, Inc.	221,000	2,181,990
E Ink Holdings, Inc.	102,000	556,391
E.SUN Financial Holdings Co. Ltd.	1,546,608	1,627,686
ECLAT Textile Co. Ltd.	22,000	488,445
Elan Microelectronics Corp.	28,000	166,365
Elite Material Co. Ltd.	29,000	282,988
eMemory Technology, Inc.	6,000	350,558
ENNOSTAR, Inc. (a)	71,500	237,114
Eternal Materials Co. Ltd.	98,000	129,960
EVA Airways Corp. (a)	285,619	255,175
Evergreen Marine Corp. (Taiwan)	305,643	1,297,788
Far Eastern New Century Corp.	462,000	484,362
Far EasTone Telecommunications Co. Ltd.	189,000	443,340
Feng Hsin Iron & Steel Co.	56,000	168,287
Feng Tay Enterprise Co. Ltd.	61,480	504,607
First Financial Holding Co. Ltd.	1,225,703	1,117,033
FLEXium Interconnect, Inc.	33,000	117,240
Formosa Chemicals & Fibre Corp.	453,000	1,299,585
Formosa Petrochemical Corp.	194,000	677,591
Formosa Plastics Corp.	499,000	1,914,916
Formosa Taffeta Co. Ltd.	90,000	93,172
Foxconn Technology Co. Ltd.	115,000	253,529
Fubon Financial Holding Co. Ltd.	863,314	2,384,213
Genius Electronic Optical Co. Ltd.	11,000	192,171
Giant Manufacturing Co. Ltd.	35,000	405,702
Gigabyte Technology Co. Ltd.	53,000	273,699
Global Unichip Corp.	9,000	158,153
GlobalWafers Co. Ltd.	24,000	685,479
Great Wall Enterprise Co. Ltd.	70,740	133,864
HannStar Display Corp.	250,000	149,081
Highwealth Construction Corp.	117,200	198,417
HIWIN Technologies Corp.	29,210	283,043
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,423,800	5,327,699
Hota Industrial Manufacturing Co. Ltd.	23,000	69,205
Hotai Motor Co. Ltd.	40,000	876,692
Hua Nan Financial Holdings Co. Ltd.	1,111,878	881,702
IBF Financial Holdings Co. Ltd.	263,070	152,661
Innolux Corp.	1,227,000	771,303
International Games Systems Co. Ltd.	6,000	155,159
Inventec Corp.	332,000	304,770
ITEQ Corp.	23,000	105,808
King Yuan Electronics Co. Ltd.	112,000	185,804
King's Town Bank	98,000	144,330
Kinsus Interconnect Technology Corp.	26,000	196,769
Largan Precision Co. Ltd.	11,000	815,795
Lien Hwa Industrial Corp.	123,874	274,722
Lite-On Technology Corp.	255,000	589,416
Lotes Co. Ltd.	8,135	213,975
Macronix International Co. Ltd.	206,340	314,940
Makalot Industrial Co. Ltd.	22,459	189,328
MediaTek, Inc.	182,000	7,234,616
Mega Financial Holding Co. Ltd.	1,237,000	1,656,885
Merida Industry Co. Ltd.	26,000	274,600
Merry Electronics Co. Ltd.	26,406	85,506
Micro-Star International Co. Ltd.	81,000	453,423
MiTAC Holdings Corp.	82,000	97,017
momo.com, Inc.	6,200	253,551
Nan Ya Plastics Corp.	646,000	2,041,519
Nan Ya Printed Circuit Board Corp.	23,000	404,207
Nanya Technology Corp.	135,000	358,913
Nien Made Enterprise Co. Ltd.	19,000	268,207
Novatek Microelectronics Corp.	63,000	1,108,811
Oneness Biotech Co. Ltd. (a)	26,000	226,496
Pegatron Corp.	245,000	616,342
Phison Electronics Corp.	17,000	281,982
PixArt Imaging, Inc.	15,000	75,830
Pou Chen Corp.	317,000	368,836
Powertech Technology, Inc.	79,000	281,794
Poya International Co. Ltd.	7,150	109,208
President Chain Store Corp.	64,000	611,756
Primax Electronics Ltd.	46,000	89,750
Qisda Corp.	180,000	195,029
Quanta Computer, Inc.	317,000	1,073,796
Radiant Opto-Electronics Corp.	48,000	177,842
Realtek Semiconductor Corp.	53,000	1,029,021
RichWave Technology Corp.	10,000	81,638
Ruentex Development Co. Ltd.	150,080	349,740
Ruentex Industries Ltd.	57,580	199,420
Shin Kong Financial Holding Co. Ltd.	1,583,432	638,802
Simplo Technology Co. Ltd.	19,000	217,457
SINBON Electronics Co. Ltd.	21,000	204,408
Sino-American Silicon Products, Inc.	64,000	501,346
Sinopac Holdings Co.	1,263,180	756,377
Standard Foods Corp.	38,000	70,553
Synnex Technology International Corp.	145,000	357,372
Ta Chen Stainless Pipe Co. Ltd.	200,633	324,295
Taichung Commercial Bank Co. Ltd.	326,608	157,226
Taishin Financial Holdings Co. Ltd.	1,209,526	865,658
Taiwan Business Bank	598,165	223,287
Taiwan Cement Corp.	617,859	1,051,642
Taiwan Cooperative Financial Holding Co. Ltd.	1,145,556	1,099,986
Taiwan Fertilizer Co. Ltd.	75,000	182,479
Taiwan High Speed Rail Corp.	247,000	254,638
Taiwan Mobile Co. Ltd.	198,000	712,256
Taiwan Semiconductor Manufacturing Co. Ltd.	2,148,000	49,705,374
Taiwan Surface Mounting Technology Co. Ltd.	26,000	124,937
Taiwan Union Technology Corp.	25,000	84,436
TECO Electric & Machinery Co. Ltd.	129,000	138,113
The Shanghai Commercial & Savings Bank Ltd.	484,000	817,202
Tong Hsing Electronics Industries Ltd.	18,000	177,310
Tripod Technology Corp.	47,000	219,594
Tung Ho Steel Enterprise Corp.	60,300	148,995
TXC Corp.	27,000	92,575
Unified-President Enterprises Corp.	531,000	1,302,496
Unimicron Technology Corp.	143,000	1,072,883
United Integrated Services Co.	19,000	121,313
United Microelectronics Corp.	1,320,000	2,760,058
United Renewable Energy Co. Ltd. (a)	172,004	126,655
Vanguard International Semiconductor Corp.	98,000	473,117
Voltronic Power Technology Corp.	8,250	425,503
Walsin Lihwa Corp.	251,000	238,359
Walsin Technology Corp.	39,000	217,819
Win Semiconductors Corp.	45,000	557,915
Winbond Electronics Corp.	306,000	341,800
Wistron Corp.	312,000	354,921
Wiwynn Corp.	10,000	366,876
WPG Holding Co. Ltd.	154,040	303,922
XinTec, Inc.	16,000	74,659
Yageo Corp.	48,000	818,700
Yang Ming Marine Transport Corp. (a)	186,000	689,473
YFY, Inc.	140,000	168,604
Yuanta Financial Holding Co. Ltd.	1,385,160	1,274,565
TOTAL TAIWAN		140,838,056
Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	34,600	229,694
Advanced Information Service PCL NVDR	84,000	557,639
Airports of Thailand PCL:
(For. Reg.)	335,700	646,223
NVDR	135,800	261,415
Asset World Corp. PCL NVDR (a)	943,300	139,845
B. Grimm Power PCL:
(For. Reg.)	11,600	12,430
NVDR	80,200	85,941
Bangkok Bank PCL:
(For. Reg.)	11,400	46,611
NVDR	51,900	212,203
Bangkok Chain Hospital PCL unit	155,500	87,347
Bangkok Commercial Asset Management PCL:
(For. Reg.)	98,700	60,780
NVDR	94,100	57,948
Bangkok Dusit Medical Services PCL:
(For. Reg.)	172,600	116,502
NVDR	262,600	177,234
Bangkok Expressway and Metro PCL:
(For. Reg.)	573,400	141,751
NVDR	249,400	61,654
Banpu PCL NVDR	315,500	105,688
BCPG PCL NVDR	101,000	36,809
Berli Jucker PCL:
unit	63,700	61,174
(For. Reg.)	39,000	37,454
BTS Group Holdings PCL:
(For. Reg.)	313,800	87,436
NVDR	424,700	117,771
Bumrungrad Hospital PCL:
NVDR	17,400	74,068
(For. Reg.)	26,700	113,656
Carabao Group PCL:
(For. Reg.)	16,700	51,235
NVDR	26,600	81,608
Central Pattana PCL:
(For. Reg.)	91,900	150,951
NVDR	60,100	98,718
Central Retail Corp. PCL:
(For. Reg.)	206,208	211,644
NVDR	125,000	128,295
Charoen Pokphand Foods PCL:
(For. Reg.)	251,200	191,338
(NVDR)	124,800	95,060
Com7 PCL NVDR	41,800	99,222
CP ALL PCL:
(For. Reg.)	203,100	384,788
NVDR	321,400	608,916
Delta Electronics PCL:
(For. Reg.)	36,700	388,513
NVDR	18,000	190,552
Electricity Generating PCL NVDR	27,700	141,925
Energy Absolute PCL:
(For. Reg.)	126,300	340,417
NVDR	74,900	201,878
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	44,294	104,844
NVDR	36,800	87,099
Gulf Energy Development PCL:
(For. Reg.)	311,100	461,430
NVDR	219,700	325,863
Hana Microelectronics PCL NVDR	70,400	148,528
Home Product Center PCL:
(For. Reg.)	164,700	70,246
NVDR	299,300	127,655
Indorama Ventures PCL:
(For. Reg.)	6,900	9,935
NVDR	225,600	324,837
Intouch Holdings PCL:
(For. Reg.)	45,100	104,404
NVDR	59,900	138,665
IRPC PCL:
(For. Reg.)	672,700	77,358
NVDR	474,800	54,600
JMT Network Services PCL:
NVDR	69,922	135,209
warrants (a)	3,605	1,245
Kasikornbank PCL:
NVDR	69,900	316,281
(For. Reg.)	72,300	327,141
KCE Electronics PCL NVDR	61,100	132,994
Kerry Express Thailand PCL NVDR	46,790	34,698
Kiatnakin Bank PCL (For. Reg.)	51,800	108,632
Krung Thai Bank PCL:
(For. Reg.)	210,200	89,038
NVDR	189,700	80,355
Krungthai Card PCL:
(For. Reg.)	62,400	113,320
NVDR	52,700	95,705
Land & House PCL:
NVDR	248,400	73,334
(For. Reg.)	205,900	60,787
Minor International PCL:
unit (a)	52,448	48,451
warrants 2/15/24 (a)	1,584	158
(For. Reg.) (a)	233,456	215,665
MK Restaurants Group PCL unit	36,000	56,707
Muangthai Leasing PCL:
(For. Reg.)	29,100	49,471
NVDR	52,900	89,931
Ngern Tid Lor PCL NVDR (a)	102,700	109,369
Osotspa PCL:
(For. Reg.)	72,200	70,190
NVDR	94,600	91,966
PTT Exploration and Production PCL:
(For. Reg.)	110,900	435,001
NVDR	47,600	186,709
PTT Global Chemical PCL:
(For. Reg.)	29,400	50,389
NVDR	152,300	261,029
PTT PCL:
(For. Reg.)	454,800	536,624
NVDR	595,600	702,755
Ratchaburi Electric Generating Holding PCL unit	43,900	58,822
SCG Packaging PCL NVDR	132,000	248,241
Siam Cement PCL:
(For. Reg.)	7,000	81,263
NVDR	25,400	294,869
Siam Commercial Bank PCL:
(For. Reg.)	3,500	13,297
(NVDR)	177,500	674,328
Siam Global House PCL NVDR	175,345	100,671
Sri Trang Agro-Industry PCL NVDR	89,000	80,400
Sri Trang Gloves Thailand PCL NVDR	136,100	119,538
Srisawad Corp. PCL:
warrants 8/29/25 (a)	2,460	753
(For. Reg.)	26,600	48,539
NVDR	47,300	86,089
Star Petroleum Refining PCL NVDR (a)	236,700	68,805
Thai Beverage PCL	939,900	457,567
Thai Oil PCL:
(For. Reg.)	71,500	113,882
NVDR	9,800	15,609
Thai Union Frozen Products PCL:
(For. Reg.)	86,400	54,307
NVDR	139,900	87,934
Thanachart Capital PCL:
(For. Reg.)	28,000	34,345
NVDR	25,100	30,682
TISCO Financial Group PCL:
(For. Reg.)	8,600	25,614
NVDR	38,300	114,071
TMBThanachart Bank PCL:
(For. Reg.)	1,936,225	79,591
NVDR	2,497,100	102,647
TOA Paint Thailand PCL NVDR	68,700	63,116
Total Access Communication PCL:
(For. Reg.)	21,300	29,600
NVDR	43,200	60,034
True Corp. PCL:
(For. Reg.)	923,800	134,413
NVDR	824,100	119,907
TTW PCL NVDR	204,600	72,501
VGI PCL:
unit	387,800	64,421
(For. Reg.)	148,200	24,619
WHA Corp. PCL:
(For. Reg.)	369,000	38,050
NVDR	475,500	49,032
TOTAL THAILAND		17,050,508
Turkey - 0.1%
AG Anadolu Grubu Holding A/S	18,365	52,199
Akbank TAS	344,409	207,883
Aksa Akrilik Kimya Sanayii	12,254	29,475
Anadolu Efes Biracilik Ve Malt Sanayii A/S	27,409	59,755
Arcelik A/S	22,023	85,065
Aselsan A/S	60,631	98,319
Bera Holding A/S (a)	27,212	20,695
Bim Birlesik Magazalar A/S JSC	49,079	259,207
Coca-Cola Icecek Sanayi A/S	6,801	58,206
Dogan Sirketler Grubu Holding A/S	255,425	57,719
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	31,424
Enerjisa Enerji A/S (c)	38,015	42,124
Enka Insaat ve Sanayi A/S	168,344	197,914
Eregli Demir ve Celik Fabrikalari T.A.S.	149,130	305,420
Ford Otomotiv Sanayi A/S	8,189	152,465
Haci Omer Sabanci Holding A/S	153,178	174,679
Hektas Ticaret A/S (a)	31,135	33,589
Is Yatirim Menkul Degerler A/S	10,546	16,420
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	95,920	85,981
Koc Holding A/S	118,092	287,777
KOZA, Inc. (a)	30,585	52,949
Koza Altin Isletmeleri A/S (a)	5,167	49,691
Logo Yazilim Sanayi Ve Ticar	5,820	17,704
Migros Turk Ticaret A/S (a)	6,506	19,938
MLP Saglik Hizmetleri A/S (a)(c)	6,537	16,735
Nuh Cimento Sanayi A/S	4,829	17,481
Otokar Otomotiv ve Savunma Sanayi A.S.	562	16,054
Oyak Cimento Fabrikalari A/S (a)	44,738	30,396
Pegasus Hava Tasimaciligi A/S (a)	6,713	54,328
Petkim Petrokimya Holding A/S (a)	147,466	95,430
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	20,490	27,966
Sok Marketler Ticaret A/S	43,806	47,686
TAV Havalimanlari Holding A/S (a)	23,832	65,698
Tekfen Holding A/S	14,772	28,035
Tofas Turk Otomobil Fabrikasi A/S	14,762	88,271
Turk Hava Yollari AO (a)	79,438	171,278
Turk Sise ve Cam Fabrikalari A/S	161,647	167,469
Turk Traktor ve Ziraat Makinalari A/S	1,037	17,135
Turkcell Iletisim Hizmet A/S	134,388	188,563
Turkiye Garanti Bankasi A/S	232,995	208,327
Turkiye Halk Bankasi A/S (a)	46,792	17,248
Turkiye Is Bankasi A/S Series C	192,723	120,811
Turkiye Petrol Rafinerileri A/S (a)	13,284	170,734
Turkiye Sinai Kalkinma Bankasi A/S	50,147	5,722
Turkiye Vakiflar Bankasi TAO (a)	75,722	21,659
Ulker Biskuvi Sanayi A/S	11,675	15,058
Yapi ve Kredi Bankasi A/S	225,793	69,161
TOTAL TURKEY		4,057,843
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	315,201	768,898
Abu Dhabi National Oil Co. for Distribution PJSC	344,356	387,196
Aldar Properties PJSC (a)	474,056	533,031
Dubai Islamic Bank Pakistan Ltd. (a)	227,927	341,296
Emaar Properties PJSC (a)	437,825	579,309
Emirates NBD Bank PJSC	284,030	1,032,330
Emirates Telecommunications Corp.	198,416	1,788,043
First Abu Dhabi Bank PJSC	496,888	2,705,588
TOTAL UNITED ARAB EMIRATES		8,135,691
United Kingdom - 8.7%
3i Group PLC	111,555	2,077,579
Abrdn PLC	247,418	809,153
Admiral Group PLC	30,569	1,299,817
Anglo American PLC (United Kingdom)	152,888	6,740,145
Antofagasta PLC	38,021	691,653
Ashtead Group PLC	51,151	3,658,730
Associated British Foods PLC	39,626	1,045,965
AstraZeneca PLC (United Kingdom)	175,755	20,445,232
Atlassian Corp. PLC (a)	15,977	5,181,980
Auto Trader Group PLC (c)	111,140	1,007,111
Avast PLC (c)	72,114	596,234
Aveva Group PLC	13,983	554,871
Aviva PLC	445,789	2,631,940
BAE Systems PLC	362,199	2,834,482
Barclays PLC	1,810,194	4,856,425
Barratt Developments PLC	113,657	945,290
Bellway PLC	14,702	565,720
Berkeley Group Holdings PLC	12,844	733,007
BP PLC	2,305,262	11,950,303
British American Tobacco PLC (United Kingdom)	258,847	11,051,474
British Land Co. PLC	109,581	819,396
BT Group PLC	999,461	2,647,245
Bunzl PLC	38,320	1,435,353
Burberry Group PLC	45,187	1,146,347
Centrica PLC (a)	660,518	649,465
Compass Group PLC	203,096	4,615,895
ConvaTec Group PLC (c)	174,393	414,031
Croda International PLC	16,273	1,757,453
Dechra Pharmaceuticals PLC	12,196	685,038
Derwent London PLC	12,833	592,970
Diageo PLC	263,908	13,317,167
Diploma PLC	13,715	514,766
Direct Line Insurance Group PLC	159,121	655,918
DS Smith PLC	158,436	809,125
Electrocomponents PLC	52,057	788,187
Evraz PLC	56,516	383,948
Games Workshop Group PLC	3,545	380,087
Genus PLC	7,038	363,296
GlaxoSmithKline PLC	567,937	12,674,085
Halma PLC	43,670	1,480,137
Hargreaves Lansdown PLC	39,068	709,308
Hikma Pharmaceuticals PLC	20,903	587,231
HomeServe PLC	31,107	320,631
Howden Joinery Group PLC	70,935	782,586
HSBC Holdings PLC (United Kingdom)	2,349,404	16,721,519
IG Group Holdings PLC	48,360	532,387
IMI PLC	31,260	698,436
Imperial Brands PLC	107,716	2,553,932
Informa PLC (a)	174,427	1,319,431
InterContinental Hotel Group PLC (a)	20,953	1,384,437
Intermediate Capital Group PLC	32,924	850,282
Intertek Group PLC	18,427	1,337,256
ITV PLC (a)	424,853	649,877
J Sainsbury PLC	193,020	758,482
JD Sports Fashion PLC	272,435	698,569
Johnson Matthey PLC	22,449	592,849
Kingfisher PLC	245,296	1,099,995
Land Securities Group PLC	86,237	926,224
Legal & General Group PLC	677,193	2,647,798
Lloyds Banking Group PLC	8,058,616	5,592,455
London Stock Exchange Group PLC	36,760	3,599,299
M&G PLC	288,855	845,398
Meggitt PLC (a)	89,215	901,094
Melrose Industries PLC	506,532	1,031,815
Mondi PLC	55,709	1,393,794
National Grid PLC	436,990	6,394,446
NatWest Group PLC	601,883	1,978,259
Network International Holdings PLC (a)(c)	31,979	113,874
Next PLC	15,269	1,555,694
Ocado Group PLC (a)	74,073	1,509,282
Pearson PLC	83,388	696,244
Pennon Group PLC	30,031	440,032
Persimmon PLC	37,102	1,208,765
Phoenix Group Holdings PLC	94,598	846,881
Prudential PLC (a)	311,780	5,255,281
Quilter PLC (c)	199,210	369,917
Reckitt Benckiser Group PLC	83,427	6,759,437
RELX PLC (London Stock Exchange)	223,761	6,882,979
Rentokil Initial PLC	212,582	1,488,657
Rightmove PLC	97,395	858,391
Rio Tinto PLC	120,964	8,526,195
Rolls-Royce Holdings PLC (a)	955,052	1,497,026
Rotork PLC	93,993	432,004
Royal Mail PLC	88,424	528,392
Sage Group PLC	127,879	1,249,631
Schroders PLC	13,473	617,748
Segro PLC	136,902	2,413,551
Severn Trent PLC	28,257	1,097,059
Shell PLC	454,868	11,684,982
Smith & Nephew PLC	101,570	1,727,399
Smiths Group PLC	44,447	936,836
Spectris PLC	12,848	586,302
Spirax-Sarco Engineering PLC	8,458	1,524,603
SSE PLC	119,624	2,573,836
St. James's Place PLC	61,386	1,267,157
Standard Chartered PLC (United Kingdom)	291,518	2,123,055
Tate & Lyle PLC	56,613	541,518
Taylor Wimpey PLC	409,672	840,466
Tesco PLC	871,885	3,502,078
The Weir Group PLC	30,500	718,155
Travis Perkins PLC	25,490	517,195
Tritax Big Box REIT PLC	216,612	694,814
Unilever PLC	298,077	15,285,952
Unite Group PLC	47,509	664,710
United Utilities Group PLC	76,102	1,097,839
Vodafone Group PLC	3,062,055	5,376,561
Whitbread PLC (a)	22,806	938,412
Wickes Group PLC	22,475	62,108
TOTAL UNITED KINGDOM		279,725,828
United States of America - 0.2%
Coca-Cola European Partners PLC	22,998	1,314,336
Farfetch Ltd. Class A (a)	36,416	790,591
Fiverr International Ltd. (a)(b)	3,523	300,547
Jackson Financial, Inc.	10,367	397,782
Kolon TissueGene, Inc. unit (a)(d)	911	6,052
Li Auto, Inc. ADR (a)	31,260	815,573
Stratasys Ltd. (a)	7,106	169,407
Tilray Brands, Inc. Class 2 (a)(b)	17,452	104,014
Yum China Holdings, Inc.	49,273	2,373,480
TOTAL UNITED STATES OF AMERICA		6,271,782
TOTAL COMMON STOCKS (Cost $2,758,316,083)		3,082,580,072

Nonconvertible Preferred Stocks - 0.9%
	Shares	Value ($)
Brazil - 0.4%
Alpargatas SA (PN)	19,900	108,979
Azul SA (a)	31,100	171,076
Banco Bradesco SA (PN)	560,154	2,405,136
Banco Inter SA (c)	19,409	31,726
Bradespar SA (PN)	27,509	138,993
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	23,729	154,079
Companhia Energetica de Minas Gerais (CEMIG) (PN)	118,734	293,587
Gerdau SA	131,500	689,433
Itau Unibanco Holding SA	563,250	2,686,790
Itausa-Investimentos Itau SA (PN)	524,050	1,005,644
Metalurgica Gerdau SA (PN)	72,100	157,096
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	512,600	3,122,843
TOTAL BRAZIL		10,965,382
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	16,049	855,840
Colombia - 0.0%
Bancolombia SA (PN)	47,075	420,216
Grupo Aval Acciones y Valores SA	483,108	137,916
TOTAL COLOMBIA		558,132
Germany - 0.3%
Henkel AG & Co. KGaA	19,835	1,622,274
Porsche Automobil Holding SE (Germany)	17,424	1,631,740
Sartorius AG (non-vtg.)	2,831	1,528,392
Volkswagen AG	20,791	4,330,186
TOTAL GERMANY		9,112,592
Korea (South) - 0.2%
Hyundai Motor Co.	3,323	263,042
Hyundai Motor Co. Series 2	4,633	376,701
LG Chemical Ltd.	920	233,511
LG Electronics, Inc.	2,911	149,817
LG Household & Health Care Ltd.	338	154,923
Samsung Electronics Co. Ltd.	90,413	5,084,789
Samsung SDI Co. Ltd.	573	149,239
TOTAL KOREA (SOUTH)		6,412,022
Russia - 0.0%
AK Transneft OAO	168	322,117
Sberbank of Russia (Russia)	109,390	356,997
Surgutneftegas OJSC	841,000	405,905
TOTAL RUSSIA		1,085,019
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $29,228,574)		28,988,987

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (e)	62,493,618	62,506,116
Fidelity Securities Lending Cash Central Fund 0.08% (e)(f)	15,284,925	15,286,453
TOTAL MONEY MARKET FUNDS (Cost $77,792,380)		77,792,569

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $2,865,337,037)	3,189,361,628
NET OTHER ASSETS (LIABILITIES) - 0.4% (g)	14,308,623
NET ASSETS - 100.0%	3,203,670,251

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	514	Mar 2022	57,447,210	(125,525)	(125,525)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	440	Mar 2022	26,945,600	460,089	460,089
TME S&P/TSX 60 Index Contracts (Canada)	34	Mar 2022	6,830,760	128,275	128,275

TOTAL FUTURES CONTRACTS					462,839
The notional amount of futures purchased as a percentage of Net Assets is 2.8%

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,881,968 or 2.3% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $3,435,054 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	107,453,421	153,203,638	198,150,943	17,105	-	-	62,506,116	0.1%
Fidelity Securities Lending Cash Central Fund 0.08%	7,584,153	22,393,679	14,691,379	8,981	-	-	15,286,453	0.0%
Total	115,037,574	175,597,317	212,842,322	26,086	-	-	77,792,569

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.